UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07343

Exact name of registrant as specified in charter:	The Prudential Investment Portfolios, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	9/30/2011

Date of reporting period:	12/31/2010

Item 1. Schedule of Investments

The Prudential Investment Portfolios, Inc.

Prudential Conservative Allocation Fund

Schedule of Investments

As of December 31, 2010 (Unaudited)

Description	Shares	Value
LONG-TERM INVESTMENTS 99.1%
AFFILIATED REGISTERED INVESTMENT COMPANIES
Prudential Global Real Estate Fund (Class Z)	316,155	$ 6,032,232
Prudential Government Income Fund, Inc. (Class Z)	1,576,975	15,091,652
Prudential High Yield Fund, Inc. (Class Z)	878,789	4,859,703
Prudential International Equity Fund (Class Z)	1,177,025	7,332,864
Prudential Jennison 20/20 Focus Fund (Class Z)(a)	371,129	6,097,656
Prudential Jennison Equity Opportunity Fund (Class Z)(a)	181,870	2,588,003
Prudential Jennison Growth Fund (Class Z)(a)	135,461	2,537,182
Prudential Jennison Market Neutral Fund (Class Z)(a)	360,900	3,565,689
Prudential Jennison Mid-Cap Growth Fund, Inc. (Class Z)(a)	128,098	3,632,865
Prudential Jennison Natural Resources Fund, Inc. (Class Q)	40,638	2,378,107
Prudential Jennison Value Fund (Class Z)	414,887	6,111,289
Prudential Large-Cap Core Equity Fund (Class Z)	407,693	4,871,930
Prudential Mid-Cap Value Fund (Class Z)	173,004	2,437,626
Prudential Short-Term Corporate Bond Fund, Inc. (Class Z)	2,883,362	33,158,665
Prudential Small-Cap Core Equity Fund, Inc. (Class Z)(a)	196,340	3,640,136
Prudential Total Return Bond Fund, Inc. (Class Q)	1,141,120	15,713,225

TOTAL LONG-TERM INVESTMENTS (cost $100,524,241)		120,048,824

SHORT-TERM INVESTMENT 1.3%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $1,625,654)	1,625,654	1,625,654

TOTAL INVESTMENTS(b) 100.4% (cost $102,149,895)(c)		121,674,478
Liabilities in excess of other assets — (0.4)%		(539,103)

NET ASSETS — 100.0%		$121,135,375

(a)	Non-incoming producing security.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
(c)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of December 31, 2010 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$109,033,213	$12,675,749	$(34,484)	$12,641,265

The difference between the book basis and tax basis was primarily attributable to deferred losses on wash sales as of the most recent fiscal year end.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2010 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Registered Investment Companies	$120,048,824	$—	$—
Affiliated Money Market Mutual Fund	1,625,654	—	—

Total	$121,674,478	$—	$—

The Prudential Investment Portfolios, Inc.

Prudential Moderate Allocation Fund

Schedule of Investments

as of December 31, 2010 (Unaudited)

Description	Shares	Value
LONG-TERM INVESTMENTS 99.2%
AFFILIATED REGISTERED INVESTMENT COMPANIES
Prudential Global Real Estate Fund (Class Z)	410,189	$ 7,826,413
Prudential Government Income Fund, Inc. (Class Z)	1,032,116	9,877,351
Prudential High Yield Fund, Inc. (Class Z)	856,135	4,734,428
Prudential International Equity Fund (Class Z)	3,305,383	20,592,536
Prudential Jennison 20/20 Focus Fund (Class Z)(a)	765,985	12,585,137
Prudential Jennison Equity Opportunity Fund (Class Z)(a)	456,383	6,494,328
Prudential Jennison Growth Fund (Class Z)(a)	259,036	4,851,744
Prudential Jennison Market Neutral Fund (Class Z)(a)	624,164	6,166,741
Prudential Jennison Mid-Cap Growth Fund, Inc. (Class Z)(a)	276,171	7,832,210
Prudential Jennison Natural Resources Fund, Inc. (Class Q)	79,839	4,672,197
Prudential Jennison Value Fund (Class Z)	750,645	11,057,006
Prudential Large-Cap Core Equity Fund (Class Z)	661,613	7,906,280
Prudential Mid-Cap Value Fund (Class Z)	449,125	6,328,178
Prudential Short-Term Corporate Bond Fund, Inc. (Class Z)	1,950,253	22,427,913
Prudential Small-Cap Core Equity Fund, Inc. (Class Z)(a)	507,504	9,409,128
Prudential Total Return Bond Fund, Inc. (Class Q)	899,747	12,389,512

TOTAL LONG-TERM INVESTMENTS (cost $123,629,633)		155,151,102

SHORT-TERM INVESTMENT 1.0%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $1,582,497)	1,582,497	1,582,497

TOTAL INVESTMENTS(b) 100.2% (cost $125,212,130)(c)		156,733,599
Liabilities in excess of other assets — (0.2)%		(367,865)

NET ASSETS — 100.0%		$156,365,734

(a)	Non-income producing security.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
(c)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of December 31, 2010 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$137,352,932	$19,438,027	$(57,360)	$19,380,667

The difference between the book basis and tax basis was primarily attributable to deferred losses on wash sales as of the most recent fiscal year end.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2010 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Registered Investment Companies	$155,151,102	$—	$—
Affiliated Money Market Mutual Fund	1,582,497	—	—

Total	$156,733,599	$—	$—

The Prudential Investment Portfolios, Inc.

Prudential Growth Allocation Fund

Schedule of Investments

As of December 31, 2010 (Unaudited)

Description	Shares	Value
LONG-TERM INVESTMENTS 99.2%
AFFILIATED REGISTERED INVESTMENT COMPANIES
Prudential Global Real Estate Fund (Class Z)	207,772	$ 3,964,299
Prudential International Equity Fund (Class Z)	2,438,331	15,190,799
Prudential Jennison 20/20 Focus Fund (Class Z)(a)	484,995	7,968,468
Prudential Jennison Equity Opportunity Fund (Class Z)(a)	401,086	5,707,453
Prudential Jennison Growth Fund (Class Z)(a)	173,134	3,242,795
Prudential Jennison Market Neutral Fund (Class Z)(a)	394,348	3,896,157
Prudential Jennison Mid-Cap Growth Fund, Inc. (Class Z)(a)	195,068	5,532,117
Prudential Jennison Natural Resources Fund, Inc. (Class Q)	54,297	3,177,478
Prudential Jennison Value Fund (Class Z)	542,679	7,993,667
Prudential Large-Cap Core Equity Fund (Class Z)	402,252	4,806,914
Prudential Mid-Cap Value Fund (Class Z)	341,834	4,816,443
Prudential Small-Cap Core Equity Fund, Inc. (Class Z)(a)	384,965	7,137,243
Prudential Total Return Bond Fund, Inc. (Class Q)	392,032	5,398,287

TOTAL LONG-TERM INVESTMENTS (cost $63,588,759)		78,832,120

SHORT-TERM INVESTMENT 1.0%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $819,355)	819,355	819,355

TOTAL INVESTMENTS(b) 100.2% (cost $64,408,114)(c)		79,651,475
Liabilities in excess of other assets — (0.2)%		(146,928)

NET ASSETS — 100.0%		$79,504,547

(a)	Non-income producing security.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
(c)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of December 31, 2010 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$70,091,159	$9,594,382	$(34,066)	$9,560,316

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales as of the most recent fiscal year end.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2010 in valuing such porfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Registered Investment Companies	$78,832,120	$—	$—
Affiliated Money Market Mutual Fund	819,355	—	—

Total	$79,651,475	$—	$—

The Prudential Investment Portfolios, Inc.

Prudential Jennison Growth Fund

Schedule of Investments

as of December 31, 2010 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 99.1%
COMMON STOCKS
Aerospace & Defense 4.2%
296,091	Boeing Co. (The)	$ 19,322,899
242,706	Precision Castparts Corp.	33,787,102
342,815	United Technologies Corp.	26,986,397

		80,096,398
Air Freight & Logistics 1.5%
121,989	C.H. Robinson Worldwide, Inc.	9,782,298
173,899	Expeditors International of Washington, Inc.	9,494,885
126,120	United Parcel Service, Inc. (Class B Stock)	9,153,790

		28,430,973
Automobiles 0.4%
104,004	Bayerische Motoren Werke AG (Germany)	8,179,059

Beverages 1.3%
428,633	Anheuser-Busch InBev NV (Belgium), ADR(a)	24,470,658

Biotechnology 2.1%
509,815	Celgene Corp.(b)	30,150,459
279,949	Vertex Pharmaceuticals, Inc.(a)(b)	9,806,614

		39,957,073
Capital Markets 2.8%
1,246,234	Charles Schwab Corp. (The)	21,323,064
188,098	Goldman Sachs Group, Inc. (The)	31,630,559

		52,953,623
Chemicals 1.0%
261,827	Monsanto Co.	18,233,632

Communications Equipment 4.9%
929,122	Cisco Systems, Inc.(b)	18,796,138
1,070,598	Juniper Networks, Inc.(b)	39,526,478
689,059	QUALCOMM, Inc.	34,101,530

		92,424,146
Computers & Peripherals 8.0%
292,058	Apple, Inc.(b)	94,206,229
353,081	Hewlett-Packard Co.	14,864,710

755,399	NetApp, Inc.(b)	41,516,729

		150,587,668
Energy Equipment & Services 3.2%
714,718	Schlumberger Ltd.	59,678,953

Food & Staples Retailing 3.0%
393,640	Costco Wholesale Corp.	28,424,745
577,512	Whole Foods Market, Inc.(a)(b)	29,216,332

		57,641,077
Food Products 3.1%
657,510	Kraft Foods, Inc. (Class A Stock)	20,718,140
307,587	Mead Johnson Nutrition Co.	19,147,291
640,837	Unilever PLC (United Kingdom)	19,612,769

		59,478,200
Healthcare Providers & Services 2.9%
556,542	Express Scripts, Inc.(b)	30,081,095
403,816	Medco Health Solutions, Inc.(b)	24,741,806

		54,822,901
Hotels, Restaurants & Leisure 4.3%
783,201	Marriott International, Inc. (Class A Stock)	32,534,170
260,412	McDonald’s Corp.	19,989,225
874,585	Starbucks Corp.	28,100,416

		80,623,811
Internet & Catalog Retail 4.8%
484,173	Amazon.com, Inc.(b)	87,151,140
8,731	Priceline.com, Inc.(b)	3,488,471

		90,639,611
Internet Software & Services 5.5%
291,713	Baidu, Inc. (China), ADR(b)	28,159,056
89,442	Google, Inc. (Class A Stock)(b)	53,125,865
268,911	Mail.ru Group Ltd. (Russia), GDR, 144A(b)	9,680,796
633,505	Tencent Holdings Ltd. (China)	13,765,823

		104,731,540
IT Services 7.1%
131,290	Cognizant Technology Solutions Corp. (Class A Stock)(b)	9,622,244
413,026	International Business Machines Corp.	60,615,696

168,230	MasterCard, Inc. (Class A Stock)	37,702,025
364,729	Visa, Inc. (Class A Stock)	25,669,627

		133,609,592
Life Sciences Tools & Services 2.8%
794,194	Agilent Technologies, Inc.(b)	32,903,457
301,226	Illumina, Inc.(a)(b)	19,079,655

		51,983,112
Machinery 2.7%
321,774	Deere & Co.	26,723,331
534,868	Ingersoll-Rand PLC(a)	25,186,934

		51,910,265
Media 2.6%
1,287,437	Walt Disney Co. (The)	48,291,762

Multiline Retail 2.6%
608,601	Dollar General Corp.(a)(b)	18,665,793
514,741	Target Corp.	30,951,376

		49,617,169
Oil, Gas & Consumable Fuels 3.5%
280,821	Apache Corp.	33,482,288
333,676	Occidental Petroleum Corp.	32,733,616

		66,215,904
Personal Products 0.7%
154,313	Estee Lauder Cos., Inc. (The)	12,453,059

Pharmaceuticals 4.2%
200,428	Abbott Laboratories	9,602,505
309,146	Allergan, Inc.	21,229,056
369,898	Shire PLC (Ireland), ADR	26,773,217
419,820	Teva Pharmaceutical Industries Ltd. (Israel), ADR	21,885,217

		79,489,995
Road & Rail 1.1%
217,451	Union Pacific Corp.	20,149,010

Semiconductors & Semiconductor Equipment 2.7%
574,112	Altera Corp.(a)	20,426,905

596,548	Broadcom Corp. (Class A Stock)	25,979,665
210,747	Marvell Technology Group Ltd.(b)	3,909,357

		50,315,927
Software 6.7%
1,288,834	Oracle Corp.	40,340,504
402,347	Red Hat, Inc.(b)	18,367,140
257,219	Salesforce.com, Inc.(a)(b)	33,952,908
384,627	VMware, Inc. (Class A Stock)(b)	34,197,187

		126,857,739
Specialty Retail 2.0%
415,804	Staples, Inc.	9,467,857
342,836	Tiffany & Co.	21,348,398
186,857	Urban Outfitters, Inc.(b)	6,691,349

		37,507,604
Textiles, Apparel & Luxury Goods 6.5%
493,182	Coach, Inc.	27,277,896
23,142	LVMH Moet Hennessy Louis Vuitton SA (France)	3,806,850
574,669	NIKE, Inc. (Class B Stock)	49,088,226
188,456	Phillips-Van Heusen Corp.	11,874,613
273,314	Polo Ralph Lauren Corp.	30,315,989

		122,363,574
Wireless Telecommunication Services 0.9%
344,148	American Tower Corp. (Class A Stock)(b)	17,771,803

	TOTAL LONG-TERM INVESTMENTS (cost $1,270,318,403)	1,871,485,838

SHORT-TERM INVESTMENT 6.8%
AFFILIATED MONEY MARKET MUTUAL FUND
127,712,242	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $127,712,242; includes $106,793,327 of cash collateral received for securities on loan)(c)(d)	127,712,242

	TOTAL INVESTMENTS 105.9% (cost $1,398,030,645)(e)	1,999,198,080
	Liabilities in excess of other assets (5.9%)	(111,388,367)

	NET ASSETS 100.0%	$1,887,809,713

The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement is $103,944,415; cash collateral of $106,793,327 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Non-income producing security.
(c)	Prudential Investments LLC, the manager of the Series, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund.
(d)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(e)	The United States federal income tax basis of the Series’ investments and the net unrealized appreciation as of December 31, 2010 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$1,418,981,462	$582,476,631	$(2,260,013)	$580,216,618

The differences between book and tax basis are primarily attributable to deferred losses on wash sales as of the most recent fiscal year end.

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities and mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tool.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2010 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,871,485,838	$—	$—
Affiliated Money Market Mutual Fund	127,712,242	—	—

Total	$1,999,198,080	$—	$—

The Prudential Investment Portfolios, Inc.

Prudential Jennison Equity Opportunity Fund

Schedule of Investments

as of December 31, 2010 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 96.2%
COMMON STOCKS
Aerospace & Defense 1.0%
80,168	Teledyne Technologies, Inc.(a)	$ 3,524,987

Air Freight & Logistics 0.6%
56,167	Hub Group, Inc. (Class A Stock)(a)	1,973,708

Airlines 1.4%
743,643	JetBlue Airways Corp.(a)(b)	4,915,480

Auto Components 2.3%
81,000	Lear Corp.(a)	7,995,510

Biotechnology 3.1%
106,208	Amgen, Inc.(a)	5,830,819
137,630	Gilead Sciences, Inc.(a)	4,987,711

		10,818,530
Capital Markets 5.4%
351,598	Charles Schwab Corp. (The)	6,015,842
45,281	Goldman Sachs Group, Inc. (The)	7,614,453
131,771	Lazard Ltd. (Class A Stock)	5,203,637

		18,833,932
Chemicals 1.2%
98,848	Celanese Corp. (Class A Stock)	4,069,572

Commercial Banks 1.5%
172,866	Wells Fargo & Co.	5,357,117

Commercial Services & Supplies 1.3%
150,976	Republic Services, Inc.	4,508,143

Communications Equipment 1.0%
179,033	Cisco Systems, Inc.(a)	3,621,838

Computers & Peripherals 1.5%
396,583	Dell, Inc.(a)	5,373,700

Diversified Consumer Services 0.5%
41,416	Apollo Group, Inc. (Class A Stock)(a)	1,635,518

Diversified Financial Services 4.3%
492,533	Citigroup, Inc.(a)	2,329,681
164,325	JPMorgan Chase & Co.	6,970,667
221,389	Moody’s Corp.(b)	5,875,664

		15,176,012
Electronic Equipment & Instruments 0.7%
311,981	Flextronics International Ltd.(a)	2,449,051

Energy Equipment & Services 6.0%
112,500	Cameron International Corp.(a)	5,707,125
100,197	Schlumberger Ltd.	8,366,450
313,112	Weatherford International Ltd.(a)	7,138,954

		21,212,529
Food & Staples Retailing 1.8%
117,815	Wal-Mart Stores, Inc.	6,353,763

Food Products 4.9%
83,238	Bunge Ltd.	5,453,754
156,072	ConAgra Foods, Inc.	3,524,106
180,711	Kraft Foods, Inc. (Class A Stock)	5,694,203
154,987	Tyson Foods, Inc. (Class A Stock)	2,668,876

		17,340,939
Healthcare Equipment & Supplies 0.4%
73,589	Hologic, Inc.(a)	1,384,945

Hotels Restaurants & Leisure 5.3%
307,293	International Game Technology	5,436,013
597,826	Pinnacle Entertainment, Inc.(a)	8,381,520
94,774	Yum! Brands, Inc.	4,648,665

		18,466,198
Household Durables 1.1%
220,061	Ryland Group, Inc.	3,747,639

Insurance 6.9%
141,227	Axis Capital Holdings Ltd.	5,067,225
203,141	Marsh & McLennan Cos., Inc.	5,553,875
317,397	Symetra Financial Corp.	4,348,339

93,980	Travelers Cos., Inc. (The)	5,235,626
126,097	Validus Holdings Ltd.	3,859,829

		24,064,894
Internet Software & Services 1.1%
132,847	IAC/InterActiveCorp(a)	3,812,709

IT Services 0.9%
202,300	SAIC, Inc.(a)	3,208,478

Life Sciences Tools & Services 1.3%
84,469	Thermo Fisher Scientific, Inc.(a)	4,676,204

Machinery 3.4%
92,534	Dover Corp.	5,408,612
142,433	Ingersoll-Rand PLC(b)	6,707,170

		12,115,782
Media 8.1%
297,276	Comcast Corp. (Class A Stock)	6,186,313
93,967	Liberty Global, Inc. (Series C Stock)(a)	3,184,542
262,212	News Corp. (Class A Stock)	3,817,807
186,922	Viacom, Inc. (Class B Stock)	7,403,980
184,694	Vivendi SA (France)	4,985,526
534,806	Warner Music Group Corp.(a)(b)	3,010,958

		28,589,126
Metals & Mining 2.8%
153,300	Goldcorp, Inc.	7,048,734
34,240	Randgold Resources Ltd. (Jersey), ADR	2,818,979

		9,867,713
Oil, Gas & Consumable Fuels 10.8%
57,289	Apache Corp.	6,830,568
178,303	Arch Coal, Inc.	6,251,303
114,166	Cabot Oil & Gas Corp.	4,321,183
117,737	Consol Energy, Inc.	5,738,501
65,919	Newfield Exploration Co.(a)	4,753,419
56,454	Occidental Petroleum Corp.	5,538,137
115,118	Southwestern Energy Co.(a)	4,308,867

		37,741,978
Pharmaceuticals 5.7%
37,008	Abbott Laboratories	1,773,053
154,776	Merck & Co., Inc.	5,578,127
431,412	Pfizer, Inc.	7,554,024
96,721	Watson Pharmaceuticals, Inc.(a)	4,995,640

		19,900,844

Road & Rail 2.0%
106,262	CSX Corp.	6,865,588

Semiconductors & Semiconductor Equipment 3.5%
215,998	Intel Corp.	4,542,438
269,883	Marvell Technology Group Ltd.(a)	5,006,329
98,416	Xilinx, Inc.	2,852,096

		12,400,863
Software 1.0%
205,911	Symantec Corp.(a)	3,446,950

Specialty Retail 1.8%
271,528	GameStop Corp. (Class A Stock)(a)(b)	6,212,561

Trading Companies & Distributors 1.6%
568,300	RSC Holdings, Inc.(a)(b)	5,535,242

	Total Long-Term Investments (cost $280,425,661)	337,198,043

SHORT-TERM INVESTMENT 12.4%
Affiliated Money Market Mutual Fund
43,435,619	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $43,435,619; includes $29,954,994 of cash collateral received for securities on loan)(c)(d)	43,435,619

	Total Investments, Before Securities Sold Short 108.6% (cost $323,861,280)	380,633,662

SECURITIES SOLD SHORT (1.6)%
COMMON STOCKS
Internet & Catalog Retail (0.7)%
13,410	NetFlix, Inc.(a)	(2,356,137)
Specialty Retail (0.9)%
95,000	Best Buy Co., Inc.	(3,257,550)

	Total Securities Sold Short (proceeds $6,062,613)	(5,613,687)

	Total Investments, Net of Securities Sold Short 107.0% (cost $317,798,667)(e)	375,019,975

	Other Liabilities in excess of other assets (7.0)%	(24,577,401)

NET ASSETS 100.0%	$350,442,574

The following abbreviation is used in the portfolio descriptions:

ADR—American Depositary Receipt.

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $28,576,977; cash collateral of $29,954,994 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund.
(d)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(e)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of December 31, 2010 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$327,190,426	$60,758,702	$(7,315,467)	$53,443,235

The difference between book and tax basis are primarily attributable to deferred losses on wash sales, tax adjustments due to partnership and other book-to-tax differences as of the most recent fiscal year end.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities and mutual funds which trade at daily net asset value

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures

The following is a summary of the inputs used as of December 31, 2010 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$337,198,043	$—	$—
Securities Sold Short	(5,613,687)	—	—
Affiliated Money Market Mutual Fund	43,435,619	—	—

Total	$375,019,975	$—	$—

The Prudential Investment Portfolios, Inc.

Prudential Asset Allocation Fund

Schedule of Investments

as of December 31, 2010 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 93.8%
COMMON STOCKS 61.7%
Aerospace & Defense 1.1%
5,557	BAE Systems PLC (United Kingdom)	$ 28,591
1,860	Cobham PLC (United Kingdom)	5,901
2,600	Cubic Corp.	122,590
30	Elbit Systems Ltd. (Israel)	1,600
300	Esterline Technologies Corp.(a)	20,577
658	European Aeronautic Defense and Space Co. NV (France)(a)	15,335
652	Finmeccanica SpA (Italy)	7,410
1,000	GenCorp, Inc.(a)	5,170
13,100	General Dynamics Corp.	929,576
1,675	Heico Corp.	85,475
1,700	Herley Industries, Inc.(a)	29,444
9,300	Honeywell International, Inc.	494,388
1,600	LMI Aerospace, Inc.(a)	25,584
11,100	Northrop Grumman Corp.	719,058
18,800	Raytheon Co.	871,192
241,792	Rolls-Royce Group PLC (United Kingdom) (Class C Stock)(a)	377
2,989	Rolls-Royce Group PLC (United Kingdom)	29,033
269	Safran SA (France)	9,526
2,000	Singapore Technologies Engineering Ltd. (Singapore)	5,330
600	Teledyne Technologies, Inc.(a)	26,382
144	Thales SA (France)	5,039
5,900	United Technologies Corp.	464,448

		3,902,026
Air Freight & Logistics 0.5%
6,500	Air Transport Services Group, Inc.(a)	51,350
2,600	Atlas Air Worldwide Holdings, Inc.(a)	145,158
1,364	Deutsche Post AG (Germany)	23,149
1,200	FedEx Corp.	111,612
603	TNT NV (Netherlands)	15,914
1,077	Toll Holdings Ltd. (Australia)	6,312
17,400	United Parcel Service, Inc. (Class B Stock)	1,262,892
600	Yamato Holdings Co. Ltd. (Japan)	8,543

		1,624,930
Airlines 0.1%
207	Air France-KLM (France)(a)	3,770
2,500	Alaska Air Group, Inc.(a)	141,725
1,000	All Nippon Airways Co. Ltd. (Japan)(a)	3,732
1,178	British Airways PLC (United Kingdom)(a)	5,005
2,000	Cathay Pacific Airways Ltd. (Hong Kong)	5,519

369	Deutsche Lufthansa AG (Germany)(a)	8,065
687	Iberia Lineas Aereas de Espana (Spain)(a)	2,933
1,100	Pinnacle Airlines Corp.(a)	8,690
1,762	Qantas Airways Ltd. (Australia)(a)	4,578
1,000	Singapore Airlines Ltd. (Singapore)	11,922
2,100	SkyWest, Inc.	32,802

		228,741
Auto Components 0.6%
300	Aisin Seiki Co. Ltd. (Japan)	10,616
1,000	Bridgestone Corp. (Japan)	19,325
281	Compagnie Generale des Etablissements Michelin (France) (Class B Stock)	20,165
81	Continental AG (Germany)(a)	6,401
2,500	Cooper Tire & Rubber Co.	58,950
400	Dana Holding Corp.(a)	6,884
800	Denso Corp. (Japan)	27,609
1,100	Drew Industries, Inc.	24,992
4,200	Exide Technologies(a)	39,522
3,700	Federal-Mogul Corp.(a)	76,405
30,700	Johnson Controls, Inc.	1,172,740
500	NHK Spring Co. Ltd. (Japan)	5,438
200	NOK Corp. (Japan)	4,168
174	Nokian Renkaat OYJ (Finland)	6,383
333	Pirelli & C SpA (Italy)	2,692
1,800	Standard Motor Products, Inc.	24,660
300	Stanley Electric Co. Ltd. (Japan)	5,605
300	Sumitomo Rubber Industries Ltd. (Japan)	3,134
3,400	Superior Industries International, Inc.	72,148
100	Toyoda Gosei Co. Ltd. (Japan)	2,349
300	Toyota Industries Corp. (Japan)	9,315
9,000	TRW Automotive Holdings Corp.(a)	474,300

		2,073,801
Automobiles 0.2%
534	Bayerische Motoren Werke AG (Germany)	41,995
1,454	Daimler AG (Germany)(a)	98,568
1,233	Fiat SpA (Italy)	25,423
1,000	Fuji Heavy Industries Ltd. (Japan)	7,760
2,700	Honda Motor Co. Ltd. (Japan)	106,916
2,000	Isuzu Motors Ltd. (Japan)	9,090
2,000	Mazda Motor Corp. (Japan)	5,740
6,000	Mitsubishi Motors Corp. (Japan)(a)	8,720
4,200	Nissan Motor Co. Ltd. (Japan)	39,988
245	Peugeot SA (France)(a)	9,301
141	Porsche Automobil Holding SE (Germany)	11,241
310	Renault SA (France)(a)	18,020
500	Suzuki Motor Corp. (Japan)	12,317
4,400	Toyota Motor Corp. (Japan)	174,504
58	Volkswagen AG (Germany)	8,208
4,600	Winnebago Industries, Inc.(a)	69,920

400	Yamaha Motor Co. Ltd. (Japan)(a)	6,518

		654,229
Beverages 1.4%
600	Asahi Breweries Ltd. (Japan)	11,625
172	Carlsberg A/S (Denmark) (Class B Stock)	17,222
912	Coca-Cola Amatil Ltd. (Australia)	10,130
34,720	Coca-Cola Co. (The)	2,283,534
1,800	Coca-Cola Enterprises, Inc.	45,054
295	Coca-Cola Hellenic Bottling Co. SA (Greece)	7,632
100	Coca-Cola West Holdings Co. Ltd. (Japan)	1,812
4,500	Constellation Brands, Inc. (Class A Stock)(a)	99,675
4,039	Diageo PLC (United Kingdom)	74,621
3,112	Foster’s Group Ltd. (Australia)	18,079
186	Heineken Holding NV (Netherlands)	8,084
418	Heineken NV (Netherlands)	20,494
1,164	InBev NV (Belgium)	66,574
100	ITO EN Ltd. (Japan)	1,663
1,000	Kirin Holdings Co. Ltd. (Japan)	14,029
18,500	Molson Coors Brewing Co. (Class B Stock)	928,515
15,700	PepsiCo, Inc.	1,025,681
319	Pernod-Ricard SA (France)	29,993
1,531	SABMiller PLC (United Kingdom)	53,862
500	Sapporo Holdings Ltd. (Japan)	2,266

		4,720,545
Biotechnology 0.6%
164	Actelion Ltd. (Switzerland)(a)	8,981
5,800	Alkermes, Inc.(a)	71,224
200	Alnylam Pharmaceuticals, Inc.(a)	1,972
9,500	Amgen, Inc.(a)	521,550
4,700	Biogen Idec, Inc.(a)	315,135
7,900	Celera Corp.(a)	49,770
15,600	Celgene Corp.(a)	922,584
873	CSL Ltd. (Australia)	32,403
1,000	Dyax Corp.(a)	2,140
4,300	Emergent Biosolutions, Inc.(a)	100,878
5,500	Enzon Pharmaceuticals, Inc.(a)	66,935
142	Grifols SA (Spain)	1,935
400	Infinity Pharmaceuticals, Inc.(a)	2,372
17,300	NABI Biopharmaceuticals(a)	100,167
900	Neurocrine Biosciences, Inc.(a)	6,876
7,800	PDL Biopharma, Inc.	48,594
2,200	SciClone Pharmaceuticals, Inc.(a)	9,196
1,200	Spectrum Pharmaceuticals, Inc.(a)	8,244

		2,270,956
Building Products 0.1%
2,100	A.O. Smith Corp.	79,968
2,000	Asahi Glass Co. Ltd. (Japan)	23,377
503	ASSA Abloy AB (Sweden) (Class B Stock)	14,172

620	CIE de Saint-Gobain (France)	31,898
300	Daikin Industries Ltd. (Japan)	10,642
63	Geberit AG (Switzerland)	14,568
400	JS Group Corp. (Japan)	8,804
1,000	Nippon Sheet Glass Co. Ltd. (Japan)	2,697
500	Toto Ltd. (Japan)	3,627

		189,753
Capital Markets 1.4%
1,565	3i Group PLC (United Kingdom)	8,015
8,100	American Capital Ltd.(a)	61,236
18,000	Ameriprise Financial, Inc.	1,035,900
7,600	Bank of New York Mellon Corp. (The)	229,520
1,000	BlackRock Kelso Capital Corp.	11,060
4,300	Calamos Asset Management, Inc. (Class A Stock)	60,200
1,816	Credit Suisse Group AG (Switzerland)	73,164
3,000	Daiwa Securities Group, Inc. (Japan)	15,445
1,501	Deutsche Bank AG (Germany)	78,427
1,700	Franklin Resources, Inc.	189,057
333	GAM Holding Ltd. (Switzerland)(a)	5,503
400	GAMCO Investors, Inc. (Class A Stock)	19,204
8,415	Goldman Sachs Group, Inc. (The)	1,415,066
2,100	Golub Capital BDC, Inc.	35,952
896	ICAP PLC (United Kingdom)	7,474
800	International Assets Holding Corp.(a)	18,880
630	Investec PLC (United Kingdom)	5,176
333	Julius Baer Group Ltd. (Switzerland)	15,599
1,700	Lazard Ltd. (Class A Stock)	67,133
556	Macquarie Group Ltd. (Australia)	21,047
2,872	Man Group PLC (United Kingdom)	13,254
764	Mediobanca SpA (Italy)	6,799
1,000	MF Global Holdings Ltd.(a)	8,360
1,000	Mizuho Securities Co. Ltd. (Japan)	2,870
38,500	Morgan Stanley	1,047,585
5,400	Nomura Holdings, Inc. (Japan)	34,253
5,800	PennantPark Investment Corp.	70,992
2,000	Piper Jaffray Cos.(a)	70,020
163	Ratos AB (Sweden) (Class B Stock)	6,035
34	SBI Holdings, Inc. (Japan)	5,159
192	Schroders PLC (United Kingdom)	5,553
4,600	TICC Capital Corp.	51,566
5,748	UBS AG (Switzerland)(a)	94,366

		4,789,870
Chemicals 1.2%
456	Air Liquide SA (France)	57,669
373	Akzo Nobel NV (Netherlands)	23,170
1,500	Arch Chemicals, Inc.	56,895
2,500	Asahi Kasei Corp. (Japan)	16,320
1,481	BASF AG (Germany)	118,151
4,500	Cabot Corp.	169,425

6,600	CF Industries Holdings, Inc.	891,990
500	Daicel Chemical Industries Ltd. (Japan)	3,652
500	Denki Kagaku Kogyo K. K. (Japan)	2,377
9,000	E.I. duPont de Nemours & Co.(b)	448,920
700	Ferro Corp.(a)	10,248
13	Givaudan SA (Switzerland)	14,029
400	HB Fuller Co.	8,208
200	Hitachi Chemical Co. Ltd. (Japan)	4,141
2,620	Incitec Pivot Ltd. (Australia)	10,612
715	Israel Chemicals Ltd. (Israel)	12,257
4	Israel Corp. Ltd. (The) (Israel)(a)	4,853
346	Johnson Matthey PLC (United Kingdom)	10,994
200	JSR Corp. (Japan)	3,732
251	K+S AG (Germany)	18,904
500	Kaneka Corp. (Japan)	3,467
249	Koninklijke DSM NV (Netherlands)	14,176
600	Kuraray Co. Ltd. (Japan)	8,602
60	Lanxess AG (Germany)	4,738
272	Linde AG (Germany)	41,273
200	LSB Industries, Inc.(a)	4,852
2,000	Mitsubishi Chemical Holdings Corp. (Japan)	13,573
1,000	Mitsubishi Gas Chemical Co., Inc. (Japan)	7,107
1,000	Mitsui Chemicals, Inc. (Japan)	3,584
12,300	Nalco Holding Co.	392,862
300	Nitto Denko Corp. (Japan)	14,133
74	Novozymes A/S (Denmark) (Class B Stock)	10,308
5,400	Omnova Solutions, Inc.(a)	45,144
582	Orica Ltd. (Australia)	14,822
3,800	PolyOne Corp.(a)	47,462
12,700	Praxair, Inc.(b)	1,212,469
1,700	Rockwood Holdings, Inc.(a)	66,504
2,400	Schulman, Inc.	54,936
700	Shin-Etsu Chemical Co. Ltd. (Japan)	37,936
2,000	Showa Denko K.K. (Japan)	4,508
3	Sika AG (Switzerland)	6,581
5,700	Solutia, Inc.(a)	131,556
84	Solvay SA (Belgium)	8,952
1,900	Spartech Corp.(a)	17,784
2,000	Sumitomo Chemical Co. Ltd. (Japan)	9,853
153	Syngenta AG (Switzerland)	44,754
500	Taiyo Nippon Sanso Corp. (Japan)	4,416
2,000	Teijin Ltd. (Japan)	8,548
500	Tokuyama Corp. (Japan)	2,586
2,000	Toray Industries, Inc. (Japan)	11,947
1,000	Tosoh Corp. (Japan)	3,252
2,000	UBE Industries Ltd. (Japan)	6,011
184	Umicore (Belgium)	9,570
25	Wacker Chemie AG (Germany)	4,363
2,300	Westlake Chemical Corp.	99,981
306	Yara International ASA (Norway)	17,699

		4,276,856

Commercial Banks 2.1%
1,000	77 Bank Ltd. (The) (Japan)	5,309
810	Alpha Bank A.E. (Greece)(a)	4,113
1,000	Aozora Bank Ltd. (Japan)	2,069
4,085	Australia & New Zealand Banking Group Ltd. (Australia)	97,559
467	Banca Carige SpA (Italy)	979
3,511	Banca Monte dei Paschi di Siena SpA (Italy)(a)	3,993
600	Bancfirst Corp.	24,714
6,938	Banco Bilbao Vizcaya Argentaria SA (Spain)	70,091
4,793	Banco Comercial Portugues SA (Portugal) (Class R Stock)	3,728
1,511	Banco de Sabadell SA (Spain)	5,957
445	Banco de Valencia SA (Spain)	1,950
798	Banco Espirito Santo SA (Portugal)	3,071
3,500	Banco Latinoamericano de Comercio Exterior SA (Class E Stock)	64,610
1,033	Banco Popolare SC (Italy)	4,680
1,364	Banco Popular Espanol SA (Spain)	6,999
13,065	Banco Santander Central Hispano SA (Spain)	138,414
700	Bancorp Rhode Island, Inc.	20,363
1,598	Bank Hapoalim BM (Israel)(a)	8,318
1,901	Bank Leumi Le-Israel Bm (Israel)	9,734
1,337	Bank of Cyprus Public Co. Ltd. (Cyprus)	4,610
2,400	Bank of East Asia Ltd. (Hong Kong)	10,050
1,000	Bank of Kyoto Ltd. (The) (Japan)	9,484
2,000	Bank of Yokohama Ltd. (The) (Japan)	10,371
376	Bankinter SA (Spain)	2,088
18,447	Barclays (United Kingdom)	75,252
583	Bendigo and Adelaide Bank Ltd. (Australia)	5,933
1,528	BNP Paribas (France)	97,214
6,000	BOC Hong Kong Holdings Ltd. (Hong Kong)	20,417
800	Camden National Corp.	28,984
600	Cardinal Financial Corp.	6,978
800	Chemical Financial Corp.	17,720
1,500	Chiba Bank Ltd. (The) (Japan)	9,755
2,000	Chuo Mitsui Trust Holdings, Inc. (Japan)	8,302
300	Citizens & Northern Corp.	4,458
1,143	Commerzbank AG (Germany)(a)	8,483
2,459	Commonwealth Bank of Australia (Australia)	127,690
2,200	Community Trust Bancorp, Inc.	63,712
1,496	Credit Agricole SA (France)	19,000
732	Danske Bank A/S (Denmark)(a)	18,766
3,000	DBS Group Holdings Ltd. (Singapore)	33,475
1,131	Dexia SA (Belgium)(a)	3,930
1,576	DnB NOR ASA (Norway)	22,121
1,300	Eagle Bancorp, Inc.(a)	18,759
14,000	East West Bancorp, Inc.	273,700
660	EFG Eurobank Ergasias SA (Greece)(a)	3,307
305	Erste Group Bank AG (Austria)	14,322
17,900	Fifth Third Bancorp	262,772
200	Financial Institutions, Inc.	3,794
8,400	First Commonwealth Financial Corp.	59,472

2,900	First Community Bancshares, Inc.	43,326
2,800	First Interstate Bancsystem, Inc.	42,672
1,000	Fukuoka Financial Group, Inc. (Japan)	4,348
6,200	Governor & Co. of the Bank of Ireland (The) (Ireland)(a)	3,107
1,000	Gunma Bank Ltd. (The) (Japan)	5,493
1,000	Hachijuni Bank Ltd. (The) (Japan)	5,592
1,200	Hang Seng Bank Ltd. (Hong Kong)	19,730
1,000	Hiroshima Bank Ltd. (The) (Japan)	4,212
2,000	Hokuhoku Financial Group, Inc. (Japan)	4,065
200	Home Bancorp, Inc.(a)	2,764
2,300	Home Bancshares, Inc.	50,669
28,030	HSBC Holdings PLC (United Kingdom)	284,539
4,300	International Bancshares Corp.	86,129
12,418	Intesa SanPaolo SpA (Italy)	33,686
1,447	Intesa SanPaolo SpA-RSP (Italy)	3,448
400	Israel Discount Bank Ltd. (Israel) (Class A Stock)(a)	912
1,000	Joyo Bank Ltd. (The) (Japan)	4,397
260	KBC Groep NV (Belgium)(a)	8,860
2,700	Lakeland Bancorp, Inc.	29,619
65,851	Lloyds TSB Group PLC (United Kingdom)(a)	67,453
20,200	Mitsubishi UFJ Financial Group, Inc. (Japan)	109,223
180	Mizrahi Tefahot Bank Ltd. (Israel)	1,978
32,300	Mizuho Financial Group, Inc. (Japan)	60,868
3,000	Mizuho Trust & Banking Co. Ltd. (Japan)(a)	3,104
3,420	National Australia Bank Ltd. (Australia)	82,902
1,580	National Bank of Greece SA (Greece)(a)	12,774
1,407	Natixis (France)(a)	6,581
1,300	NBT Bancorp, Inc.	31,395
1,000	Nishi-Nippon City Bank Ltd. (The) (Japan)	3,042
5,214	Nordea Bank AB (Sweden)	56,709
1,500	Oriental Financial Group, Inc.	18,735
4,000	Oversea-Chinese Banking Corp. Ltd. (Singapore)	30,794
1,300	Peoples Bancorp, Inc.	20,345
800	Pinnacle Financial Partners, Inc.(a)	10,864
4,500	PNC Financial Services Group, Inc.	273,240
3,600	Privatebancorp, Inc. (Class A Stock)	51,768
64	Raiffeisen International Bank Holding AG (Austria)	3,506
1,400	Republic Bancorp, Inc. (Class A Stock)	33,250
1,000	Resona Holdings, Inc. (Japan)	5,998
28,037	Royal Bank of Scotland Group PLC (United Kingdom)(a)	17,078
500	Sapporo Hokuyo Holdings, Inc. (Japan)	2,340
1,000	Senshu Ikeda Holdings, Inc. (Japan)	1,429
2,000	Shinsei Bank Ltd. (Japan)(a)	2,611
1,000	Shizuoka Bank Ltd. (The) (Japan)	9,225
200	Signature Bank(a)	10,000
2,274	Skandinaviska Enskilda Banken (Sweden) (Class A Stock)	18,968
1,074	Societe Generale (France)	57,724
3,715	Standard Chartered PLC (United Kingdom)	99,941
1,400	State Bancorp, Inc.	12,950
2,167	Sumitomo Mitsui Financial Group, Inc. (Japan)	77,189
2,000	Sumitomo Trust & Banking Co. Ltd. (The) (Japan)	12,612

789	Svenska Handelsbanken AB (Sweden) (Class A Stock)	25,210
1,152	Swedbank AB (Sweden) (Class A Stock)(a)	16,066
4,808	U.S. Bancorp	129,672
21,751	UniCredit SpA (Italy)	44,994
1,200	Union First Market Bankshares Corp.	17,736
979	Unione di Banche Italiane ScpA (Italy)	8,569
1,500	United Overseas Bank Ltd. (Singapore)	21,272
700	Washington Trust Bancorp, Inc.	15,316
1,700	Webster Financial Corp.	33,490
109,941	Wells Fargo & Co.	3,407,072
2,600	WesBanco, Inc.	49,296
1,000	West BanCorp., Inc.	7,790
4,800	Westpac Banking Corp. (Australia)	109,038
500	Wing Hang Bank Ltd. (Hong Kong)	6,915

		7,458,170
Commercial Services & Supplies 0.3%
412	Aggreko PLC (United Kingdom)	9,520
11,400	Avery Dennison Corp.	482,676
400	Babcock International Group PLC (United Kingdom)	3,561
2,293	Brambles Ltd. (Australia)	16,698
600	Consolidated Graphics, Inc.(a)	29,058
1,800	Courier Corp.	27,936
1,000	Dai Nippon Printing Co. Ltd. (Japan)	13,622
262	Edenred (France)(a)	6,202
3,700	Ennis, Inc.	63,270
300	G&K Services, Inc. (Class A Stock)	9,273
2,274	G4S PLC (United Kingdom)	9,027
600	M & F Worldwide Corp.(a)	13,860
3,000	R.R. Donnelley & Sons Co.	52,410
5,100	Rollins, Inc.	100,725
300	Secom Co. Ltd. (Japan)	14,207
505	Securitas AB (Sweden) (Class B Stock)	5,905
794	Serco Group PLC (United Kingdom)	6,877
40	Societe BIC SA (France)	3,438
1,600	TETRA Tech, Inc.(a)	40,096
500	Toppan Printing Co. Ltd. (Japan)	4,570
1,200	US Ecology, Inc.	20,856

		933,787
Communications Equipment 1.0%
3,000	Acme Packet, Inc.(a)	159,480
400	ADTRAN, Inc.	14,484
3,737	Alcatel-Lucent (France)(a)	10,886
300	ARRIS Group, Inc.(a)	3,366
2,300	Aruba Networks, Inc.(a)	48,024
2,000	Black Box Corp.	76,580
66,166	Cisco Systems, Inc.(a)	1,338,538
1,500	Comtech Telecommunications Corp.	41,595
1,400	Digi International, Inc.(a)	15,540
7,300	EchoStar Corp. (Class A Stock)(a)	182,281

3,300	F5 Networks, Inc.(a)	429,528
11,600	Harris Corp.	525,480
900	InterDigital, Inc.(a)	37,476
800	Loral Space & Communications, Inc.(a)	61,200
6,038	Nokia Corp. (Finland)	62,451
3,100	Plantronics, Inc.	115,382
7,500	QUALCOMM, Inc.	371,175
2,400	Riverbed Technology, Inc.(a)	84,408
4,855	Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	56,414

		3,634,288
Computers & Peripherals 2.7%
15,600	Apple, Inc.(a)	5,031,936
22,900	Dell, Inc.(a)	310,295
6,700	Electronics for Imaging, Inc.(a)	95,877
48,400	EMC Corp.(a)	1,108,360
3,000	Fujitsu Ltd. (Japan)	20,877
66,511	Hewlett-Packard Co.	2,800,113
293	Logitech International SA (Switzerland)(a)	5,578
4,000	NEC Corp. (Japan)	12,021
2,900	Novatel Wireless, Inc.(a)	27,695
2,500	Quantum Corp.(a)	9,300
500	Rimage Corp.(a)	7,455
200	Seiko Epson Corp. (Japan)	3,646
6,000	Toshiba Corp. (Japan)	32,664

		9,465,817
Construction & Engineering 0.2%
228	ACS Actividades de Construccion y Servicios SA (Spain)	10,687
1,105	Balfour Beatty PLC (United Kingdom)	5,391
372	Bouygues SA INH (France)	16,034
11,000	Chicago Bridge & Iron Co. NV(a)	361,900
58	Eiffage SA (France)	2,558
1,500	EMCOR Group, Inc.(a)	43,470
610	Ferrovial SA (Spain)	6,061
78	Fomento de Construcciones y Contratas SA (Spain)	2,049
3,300	Great Lakes Dredge & Dock Corp.	24,321
72	Hochtief AG (Germany)	6,113
500	JGC Corp. (Japan)	10,882
1,000	Kajima Corp. (Japan)	2,660
4,700	KBR, Inc.	143,209
114	Koninklijke Boskalis Westminster NV (Netherlands)	5,439
218	Leighton Holdings Ltd. (Australia)	6,863
1,000	Obayashi Corp. (Japan)	4,606
1,000	Shimizu Corp. (Japan)	4,274
644	Skanska AB (Sweden) (Class B Stock)	12,764
2,000	Taisei Corp. (Japan)	4,680
703	Vinci SA (France)	38,216

		712,177
Construction Materials

1,211	Boral Ltd. (Australia)	5,982
192	Cimpor Cimentos de Portugal SGPS SA (Portugal)	1,301
1,041	CRH PLC (Ireland)	21,562
979	Fletcher Building Ltd. (New Zealand)	5,843
227	Heidelbergcement AG (Germany)	14,227
396	Holcim Ltd. (Switzerland)	29,922
69	Imerys SA (France)	4,600
570	James Hardie Industries SE (Australia)(a)	3,953
283	Lafarge SA (France)	17,744

		105,134
Consumer Finance 0.7%
5,200	Advance America Cash Advance Centers, Inc.	29,328
200	AEON Credit Service Co. Ltd. (Japan)	2,828
32,500	American Express Co.	1,394,900
20,900	Capital One Financial Corp.	889,504
800	Credit Acceptance Corp.(a)	50,216
300	Credit Saison Co. Ltd. (Japan)	4,933
4,800	Nelnet, Inc. (Class A Stock)	113,712
1,500	World Acceptance Corp.(a)	79,200

		2,564,621
Containers & Packaging 0.1%
1,969	Amcor Ltd. (Australia)	13,594
5,000	Ball Corp.	340,250
5,900	Boise, Inc.	46,787
1,414	Rexam PLC (United Kingdom)	7,334
1,500	Rock-Tenn Co. (Class A Stock)	80,925
300	Toyo Seikan Kaisha Ltd. (Japan)	5,709

		494,599
Distributors
100	Canon Marketing Japan, Inc. (Japan)	1,424
2,200	Genuine Parts Co.(b)	112,948
300	Jardine Cycle & Carriage Ltd. (Singapore)	8,556
4,000	Li & Fung Ltd. (Hong Kong)	23,209

		146,137
Diversified Consumer Services 0.2%
1,100	American Public Education, Inc.(a)	40,964
100	Benesse Holdings, Inc. (Japan)	4,607
200	Capella Education Co.(a)	13,316
37,500	H&R Block, Inc.	446,625
700	Mac-Gray Corp.	10,465
1,200	Sotheby’s	54,000

		569,977
Diversified Financial Services 2.7%
280	ASX Ltd. (Australia)	10,791
263,945	Bank of America Corp.	3,521,026

437,300	Citigroup, Inc.(a)	2,068,429
5,300	Compass Diversified Holdings	93,757
1,355	Criteria CaixaCorp SA (Spain)	7,210
314	Deutsche Boerse AG (Germany)	21,735
1,500	Encore Capital Group, Inc.(a)	35,175
42	Eurazeo (France)	3,114
90	EXOR SpA (Italy)	2,968
130	Groupe Bruxelles Lambert SA (Belgium)	10,932
1,800	Hong Kong Exchanges and Clearing Ltd. (Hong Kong)	40,827
6,176	ING Groep NV (Netherlands)(a)	60,082
734	Investor AB (Sweden) (Class B Stock)	15,705
83,530	JPMorgan Chase & Co.	3,543,343
340	Kinnevik Investment AB (Sweden) (Class B Stock)	6,926
304	London Stock Exchange Group PLC (United Kingdom)	3,972
1,700	MarketAxess Holdings, Inc.	35,377
90	Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	3,569
28	Nationale a Portefeuille SA (Belgium)	1,370
1,700	NewStar Financial, Inc.(a)	17,969
282	OKO Bank PLC (Finland)	3,380
170	ORIX Corp. (Japan)	16,730
55	Pargesa Holding SA (Switzerland)	4,671
1,000	Singapore Exchange Ltd. (Singapore)	6,561

		9,535,619
Diversified Telecommunication Services 2.0%
2,500	AboveNet, Inc.	146,150
121,210	AT&T, Inc.	3,561,150
245	Belgacom SA (Belgium)	8,226
3,200	Bezeq Israeli Telecommunication Corp. Ltd. (Israel)	9,757
12,501	BT Group PLC (United Kingdom) (Class A Stock)	35,238
3,802	Cable & Wireless Worldwide (United Kingdom)	3,894
4,570	Deutsche Telekom AG (Germany)	58,962
215	Elisa OYJ (Finland)	4,675
2,989	France Telecom SA (France)	62,290
349	Hellenic Telecommunications Organization SA (Greece)	2,859
700	Hughes Communications, Inc.(a)	28,308
33	Iliad SA (France)	3,590
774	Inmarsat PLC (United Kingdom)	8,127
2,609	Koninklijke KPN NV (Netherlands)	38,072
2,300	Neutral Tandem, Inc.(a)	33,212
800	Nippon Telegraph & Telephone Corp. (Japan)	36,211
8,000	PCCW Ltd. (Hong Kong)	3,541
940	Portugal Telecom, SGPS SA (Portugal)	10,526
12,000	Singapore Telecommunications Ltd. (Singapore)	28,519
38	Swisscom AG (Switzerland)	16,708
508	Tele2 AB (Sweden) (Class B Stock)	10,544
3,775	Telecom Corp. of New Zealand Ltd. (New Zealand)	6,383
15,101	Telecom Italia SpA (Italy)	19,514
9,716	Telecom Italia SpA-RSP (Italy)	10,543
6,622	Telefonica SA (Spain)	150,124
536	Telekom Austria AG (Austria)	7,535

1,336	Telenor ASA (Norway)	21,706
3,620	Teliasonera AB (Sweden)	28,688
7,021	Telstra Corp. Ltd. (Australia)	20,035
77,750	Verizon Communications, Inc.	2,781,895

		7,156,982
Electric Utilities 1.1%
27	Acciona SA (Spain)	1,912
1,100	Central Vermont Public Service Corp.	24,046
1,000	Cheung Kong Infrastructure Holdings Ltd. (Hong Kong)	4,580
1,000	Chubu Electric Power Co., Inc. (Japan)	24,584
400	Chugoku Electric Power Co., Inc. (The) (Japan)	8,129
3,000	CLP Holdings Ltd. (Hong Kong)	24,354
613	Contact Energy Ltd. (New Zealand)(a)	2,976
26,200	Duke Energy Corp.	466,622
2,903	E.ON AG (Germany)	88,972
417	EDF SA (France)	17,104
2,819	EDP - Energias de Portugal SA (Portugal)	9,384
1,600	El Paso Electric Co.(a)	44,048
10,612	ENEL SpA (Italy)	53,036
15,500	Entergy Corp.	1,097,865
20,300	Exelon Corp.	845,292
716	Fortum OYJ (Finland)	21,557
300	Hokkaido Electric Power Co., Inc. (Japan)	6,134
300	Hokuriku Electric Power Co. (Japan)	7,372
2,000	Hong Kong Electric Holdings Ltd. (Hong Kong)	12,608
6,508	Iberdrola SA (Spain)	50,162
2,000	IDACORP, Inc.	73,960
1,200	Kansai Electric Power Co., Inc. (The) (Japan)	29,619
600	Kyushu Electric Power Co., Inc. (Japan)	13,450
100	MGE Energy, Inc.	4,276
700	NextEra Energy, Inc.	36,393
6,300	Portland General Electric Co.	136,710
17,500	PPL Corp.	460,600
165	Public Power Corp. SA (Greece)	2,368
174	Red Electrica Corp. SA (Spain)	8,185
1,488	Scottish & Southern Energy PLC (United Kingdom)	28,419
300	Shikoku Electric Power Co. (Japan)	8,824
2,706	SP AusNet (Australia) (Class Miscellaneous Stock)	2,408
2,100	Terna Rete Elettrica Nazionale SpA (Italy)	8,868
700	Tohoku Electric Power Co., Inc. (Japan)	15,605
2,300	Tokyo Electric Power Co., Inc. (The) (Japan)	56,176
82	Verbund - Oesterreichische Elektrizitaetswirtschafts AG (Austria) (Class A Stock)	3,055

		3,699,653
Electrical Equipment 0.8%
3,568	ABB Ltd. (Switzerland)	79,488
332	Alstom SA (France)	15,887
10,350	AMETEK, Inc.	406,237
20	Bekaert SA (Belgium)	2,296

1,100	Belden, Inc.	40,502
1,600	Brady Corp. (Class A Stock)	52,176
5,000	Cooper Industries PLC (Class A Stock)	291,450
4,200	Emerson Electric Co.	240,114
3,600	EnerSys(a)	115,632
2,600	Franklin Electric Co., Inc.	101,192
1,000	Fuji Electric Holdings Co. Ltd. (Japan)	3,116
1,000	Furukawa Electric Co. Ltd. (Japan)	4,496
1,000	GS Yuasa Corp. (Japan)	6,922
215	Legrand SA (France)	8,756
3,000	Mitsubishi Electric Corp. (Japan)	31,482
200	Nidec Corp. (Japan)	20,224
2,100	Polypore International, Inc.(a)	85,533
294	Prysmian SpA (Italy)	5,009
14,800	Rockwell Automation, Inc.	1,061,308
388	Schneider Electric SA (France)	58,071
1,200	Sumitomo Electric Industries Ltd. (Japan)	16,672
200	Ushio, Inc. (Japan)	3,813
328	Vestas Wind Systems A/S (Denmark)(a)	10,355
1,500	Vicor Corp.	24,600
1,900	Woodward Governor Co.	71,364

		2,756,695
Electronic Equipment & Instruments 0.5%
4,200	Benchmark Electronics, Inc.(a)	76,272
6,300	Brightpoint, Inc.(a)	54,999
200	Citizen Holdings Co. Ltd. (Japan)	1,380
3,400	Cognex Corp.	100,028
34,700	Corning, Inc.	670,404
4,000	Foxconn International Holdings Ltd. (Hong Kong)(a)	2,794
700	Fujifilm Holdings Corp. (Japan)	25,313
100	Hirose Electric Co. Ltd. (Japan)	11,270
100	Hitachi High-Technologies Corp. (Japan)	2,338
7,000	Hitachi Ltd. (Japan)	37,332
600	Hoya Corp. (Japan)	14,573
200	Ibiden Co. Ltd. (Japan)	6,311
4,000	Insight Enterprises, Inc.(a)	52,640
3,300	IPG Photonics Corp.(a)	104,346
2,700	Itron, Inc.(a)	149,715
100	Keyence Corp. (Japan)	28,969
300	Kyocera Corp. (Japan)	30,632
1,100	Littelfuse, Inc.	51,766
100	Mitsumi Electric Co. Ltd. (Japan)	1,840
300	Murata Manufacturing Co. Ltd. (Japan)	21,025
3,500	Newport Corp.(a)	60,795
1,000	Nippon Electric Glass Co. Ltd. (Japan)	14,435
300	Omron Corp. (Japan)	7,948
800	Park Electrochemical Corp.	24,000
1,800	Power-One, Inc.(a)	18,360
500	Shimadzu Corp. (Japan)	3,886
300	SYNNEX Corp.(a)	9,360

200	TDK Corp. (Japan)	13,918
500	Yaskawa Electric Corp. (Japan)	4,730
200	Yokogawa Electric Corp. (Japan)	1,591

		1,602,970
Energy Equipment & Services 1.3%
200	AKER Solutions ASA (Norway)	3,402
534	AMEC PLC (United Kingdom)	9,574
900	Bristow Group, Inc.(a)	42,615
192	CIE Generale de Geophysique-Veritas (France)(a)	5,843
5,600	Complete Production Services, Inc.(a)	165,480
1,500	Dril-Quip, Inc.(a)	116,580
108	Fugro NV (Netherlands)	8,876
47,500	Halliburton Co.	1,939,425
7,100	Helmerich & Payne, Inc.	344,208
500	Matrix Service Co.(a)	6,090
19,500	McDermott International, Inc.(a)	403,455
300	OYO Geospace Corp.(a)	29,733
423	Petrofac Ltd. (United Kingdom)	10,466
7,200	RPC, Inc.	130,464
427	Saipem SpA (Italy)	21,021
306	SBM Offshore NV (Netherlands)	6,855
10,000	Schlumberger Ltd.	835,000
3,700	SEACOR Holdings, Inc.	374,033
403	Seadrill Ltd. (Norway)	13,620
159	Technip SA (France)	14,682
761	Tenaris SA (Italy)	18,661
410	Transocean Ltd. (Switzerland)(a)	28,086
237	WorleyParsons Ltd. (Australia)	6,482

		4,534,651
Food & Staples Retailing 1.0%
1,000	AEON Co. Ltd. (Japan)	12,514
400	Andersons, Inc. (The)	14,540
966	Carrefour SA (France)	39,824
1,500	Casey’s General Stores, Inc.	63,765
89	Casino Guichard Perrachon SA (France)	8,676
122	Colruyt SA (Belgium)	6,203
17,000	CVS Caremark Corp.	591,090
163	Delhaize Group SA (Belgium)	12,039
100	FamilyMart Co. Ltd. (Japan)	3,769
1,953	J Sainsbury PLC (United Kingdom)	11,458
355	Jeronimo Martins SGPS SA (Portugal)	5,408
108	Kesko OYJ (Finland) (Class B Stock)	5,041
1,922	Koninklijke Ahold NV (Netherlands)	25,365
16,300	Kroger Co. (The)	364,468
100	Lawson, Inc. (Japan)	4,945
1,234	Metcash Ltd. (Australia)	5,187
209	Metro AG (Germany)	15,048
2,000	Olam International Ltd. (Singapore)	4,893
1,100	Pantry, Inc. (The)(a)	21,846

1,200	Seven & I Holdings Co. Ltd. (Japan)	32,073
6,500	SUPERVALU, Inc.	62,595
3,200	Susser Holdings Corp.(a)	44,320
12,933	Tesco PLC (United Kingdom)	85,696
200	UNY Co. Ltd. (Japan)	2,022
300	Village Super Market, Inc. (Class A Stock)	9,900
35,200	Wal-Mart Stores, Inc.	1,898,336
245	Wesfarmers Ltd. (Australia)	8,094
1,621	Wesfarmers Ltd. (Australia)	53,055
3,421	WM Morrison Supermarkets PLC (United Kingdom)	14,273
2,000	Woolworths Ltd. (Australia)	55,170

		3,481,613
Food Products 1.2%
1,000	Ajinomoto Co., Inc. (Japan)	10,420
4,700	Archer-Daniels-Midland Co.	141,376
136	Aryzta AG (Switzerland)(a)	6,276
574	Associated British Foods PLC (United Kingdom)	10,569
1,300	Chiquita Brands International, Inc.(a)	18,226
20,300	ConAgra Foods, Inc.	458,374
13,000	Corn Products International, Inc.	598,000
2,900	Darling International, Inc.(a)	38,512
68,100	Dean Foods Co.(a)	602,004
1,000	Fresh Del Monte Produce, Inc.	24,950
11,000	Golden Agri-Resources Ltd. (Singapore)	6,857
2,628	Goodman Fielder Ltd. (Australia)	3,615
940	Groupe Danone SA (France)	59,063
1,100	JM Smucker Co. (The)	72,215
226	Kerry Group PLC (Ireland) (Class A Stock)	7,541
1	Lindt & Spruengli AG (Switzerland)	3,023
100	Meiji Holdings Co. Ltd. (Japan)	4,520
5,502	Nestle SA (Switzerland)	322,176
500	Nisshin Seifun Group, Inc. (Japan)	6,349
100	Nissin Foods Holdings Co. Ltd. (Japan)	3,584
2,786	Parmalat SpA (Italy)	7,632
7,300	Ralcorp Holdings, Inc.(a)(b)	474,573
6,000	Sara Lee Corp.	105,060
3,600	Smart Balance, Inc.(a)	15,588
24,700	Smithfield Foods, Inc.(a)	509,561
135	Suedzucker AG (Germany)	3,595
23,200	Tyson Foods, Inc. (Class A Stock)	399,504
2,626	Unilever NV (Netherlands)	81,763
2,069	Unilever PLC (United Kingdom)	63,322
3,000	Wilmar International Ltd. (Singapore)	13,161
200	Yakult Honsha Co. Ltd. (Japan)	5,762

		4,077,171
Gas Utilities 0.2%
7,300	AGL Resources, Inc.	261,705
500	Chesapeake Utilities Corp.	20,760
289	Enagas (Spain)	5,760

7,700	Energen Corp.	371,602
372	Gas Natural SDG SA (Spain)	5,712
6,900	Hong Kong & China Gas Co. Ltd. (Hong Kong)	16,263
200	Laclede Group, Inc. (The)	7,308
3,000	Osaka Gas Co. Ltd. (Japan)	11,639
2,303	Snam Rete Gas SpA (Italy)	11,448
1,500	Southwest Gas Corp.	55,005
1,000	Toho Gas Co. Ltd. (Japan)	5,001
4,000	Tokyo Gas Co. Ltd. (Japan)	17,736

		789,939
Healthcare Equipment & Supplies 1.1%
2,100	American Medical Systems Holdings, Inc.(a)	39,606
200	Angiodynamics, Inc.(a)	3,074
700	Arthrocare Corp.(a)	21,742
200	Atrion Corp.	35,892
9,800	Becton Dickinson & Co.	828,296
10	BioMerieux (France)	987
4,900	CareFusion Corp.(a)	125,930
324	CIE Generale D’optique Essilor International SA (France)	20,858
81	Cochlear Ltd. (Australia)	6,662
37	Coloplast A/S (Denmark) (Class B Stock)	5,028
16,600	Covidien PLC	757,956
1,700	Cyberonics, Inc.(a)	52,734
323	Getinge AB (Sweden) (Class B Stock)	6,767
1,900	Immucor, Inc.(a)	37,677
200	Integra LifeSciences Holdings Corp.(a)	9,460
4,300	Intuitive Surgical, Inc.(a)	1,108,325
1,400	Invacare Corp.	42,224
3,200	Medtronic, Inc.	118,688
4,300	Natus Medical, Inc.(a)	60,974
1,000	Neogen Corp.(a)	41,030
300	Olympus Corp. (Japan)	9,082
2,000	Orthofix International NV(a)	58,000
3,600	Sirona Dental Systems, Inc.(a)	150,408
1,433	Smith & Nephew PLC (United Kingdom)	15,114
74	Sonova Holding AG (Switzerland)	9,553
1,500	St. Jude Medical, Inc.(a)	64,125
16	Straumann Holding AG (Switzerland)	3,662
1,900	Stryker Corp.	102,030
96	Synthes, Inc. (Switzerland)	12,968
100	Sysmex Corp. (Japan)	6,934
300	Terumo Corp. (Japan)	16,886
600	West Pharmaceutical Services, Inc.	24,720
48	William Demant Holding (Denmark)(a)	3,545
1,900	Young Innovations, Inc.	60,819

		3,861,756
Healthcare Providers & Services 1.5%
33,200	Aetna, Inc.	1,012,932
100	Alfresa Holdings Corp. (Japan)	4,440

2,600	America Service Group, Inc.	39,364
900	American Dental Partners, Inc.(a)	12,159
13,000	Cardinal Health, Inc.	498,030
123	Celesio AG (Germany)	3,057
200	Chemed Corp.	12,702
4,000	Continucare Corp.(a)	18,720
7,400	Coventry Health Care, Inc.(a)	195,360
310	Fresenius Medical Care AG & Co. KGaA (Germany)	17,908
58	Fresenius SE (Germany)	4,864
2,400	HealthSpring, Inc.(a)	63,672
5,200	Humana, Inc.(a)	284,648
1,800	Magellan Health Services, Inc.(a)	85,104
9,900	Medco Health Solutions, Inc.(a)	606,573
300	Medipal Holdings Corp. (Japan)	3,307
2,700	Providence Service Corp. (The)(a)	43,389
595	Sonic Healthcare Ltd. (Australia)	7,059
100	Suzuken Co. Ltd. (Japan)	3,055
5,200	Team Health Holdings, Inc.(a)	80,808
1,200	Triple-S Management Corp. (Class B Stock)(a)	22,896
50,100	UnitedHealth Group, Inc.	1,809,111
4,100	Universal American Corp.	83,845
1,200	US Physical Therapy, Inc.(a)	23,784
7,200	WellPoint, Inc.(a)	409,392

		5,346,179
Healthcare Technology 0.1%
3,700	Medidata Solutions, Inc.(a)	88,356
4,400	Sxc Health Solutions Corp. (Canada)(a)	188,584
200	Transcend Services, Inc.(a)	3,918

		280,858
Hotels, Restaurants & Leisure 1.4%
238	Accor SA (France)	10,591
208	Autogrill SpA (Italy)(a)	2,938
500	BJ’s Restaurants, Inc.(a)	17,715
1,200	Bob Evans Farms, Inc.	39,552
30,000	Carnival Corp.	1,383,300
279	Carnival PLC (United Kingdom)	12,971
2,000	CEC Entertainment, Inc.(a)	77,660
1,200	Cheesecake Factory, Inc. (The)(a)	36,792
3,033	Compass Group PLC (United Kingdom)	27,474
1,500	Cracker Barrel Old Country Store, Inc.	82,155
676	Crown Ltd. (Australia)	5,704
700	Darden Restaurants, Inc.	32,508
9,600	Genting Singapore PLC (Singapore)(a)	16,382
525	Intercontinental Hotels Group PLC (United Kingdom)	10,174
15,568	McDonald’s Corp.	1,195,000
360	OPAP SA (Greece)	6,225
100	Oriental Land Co. Ltd. (Japan)	9,262
1,800	Papa John’s International, Inc.(a)	49,860
2,500	Ruby Tuesday, Inc.(a)	32,650

3,800	Sands China Ltd. (Hong Kong)(a)	8,350
2,000	Shangri-La Asia Ltd. (Hong Kong)	5,429
684	Sky City Entertainment Group Ltd. (New Zealand)	1,727
152	Sodexo (France)	10,475
41,000	Starbucks Corp.	1,317,330
1,097	Tabcorp Holdings Ltd. (Australia)	7,977
1,961	Tatts Group Ltd. (Australia)	5,175
1,563	Thomas Cook Group PLC (United Kingdom)	4,623
283	TUI AG (Germany)(a)	3,971
668	TUI Travel PLC (United Kingdom)	2,564
284	Whitbread PLC (United Kingdom)	7,926
6,700	Wyndham Worldwide Corp.	200,732
3,000	Wynn Macau Ltd. (Hong Kong)	6,716
6,300	Yum! Brands, Inc.	309,015

		4,940,923
Household Durables 0.1%
2,300	American Greetings Corp. (Class A Stock)	50,968
500	Casio Computer Co. Ltd. (Japan)	4,034
387	Electrolux AB (Sweden)	10,990
2,300	Helen of Troy Ltd.(a)	68,402
400	Hooker Furniture Corp.	5,652
455	Husqvarna AB (Sweden) (Class B Stock)	3,799
3,100	iRobot Corp.(a)	77,128
3,500	Kid Brands, Inc.(a)	29,925
3,200	Matsushita Electric Industrial Co. Ltd. (Japan)	45,444
100	Rinnai Corp. (Japan)	6,109
1,000	Sekisui Chemical Co. Ltd. (Japan)	7,181
1,000	Sekisui House Ltd. (Japan)	10,112
2,000	Sharp Corp. (Japan)	20,618
1,600	Sony Corp. (Japan)	57,682
2,000	Tupperware Brands Corp.	95,340
600	Universal Electronics, Inc.(a)	17,022

		510,406
Household Products 1.3%
767	Colgate-Palmolive Co.	61,644
209	Henkel AG & Co. KGaA (Germany)	10,785
16,300	Kimberly-Clark Corp.	1,027,552
50,175	Procter & Gamble Co. (The)	3,227,758
993	Reckitt Benckiser Group PLC (United Kingdom)	54,573
200	Unicharm Corp. (Japan)	7,956

		4,390,268
Independent Power Producers & Energy Traders
4,100	Constellation Energy Group, Inc.	125,583
359	EDP Renovaveis SA (Portugal)(a)	2,081
200	Electric Power Development Co. Ltd. (Japan)	6,274
1,300	ENEL Green Power SpA (Italy)(a)	2,746
1,343	Iberdrola Renovables SA (Spain)	4,767

2,456	International Power PLC (United Kingdom)	16,756

		158,207
Industrial Conglomerates 1.7%
12,700	3M Co.	1,096,010
2,495	CSR Ltd. (Australia)	4,287
6	Delek Group Ltd. (Israel)	1,545
2,000	Fraser and Neave Ltd. (Singapore)	9,990
243,150	General Electric Co.	4,447,214
2,000	Hankyu Hanshin Holdings, Inc. (Japan)	9,287
3,000	Hutchison Whampoa Ltd. (Hong Kong)	30,877
2,000	Keppel Corp. Ltd. (Singapore)	17,641
1,490	Koninklijke Philips Electronics NV (Netherlands)	45,636
1,500	NWS Holdings Ltd. (Hong Kong)	2,277
1,244	Orkla ASA (Norway)	12,088
600	Raven Industries, Inc.	28,614
2,000	SembCorp Industries Ltd. (Singapore)	8,010
1,306	Siemens AG (Germany)	161,782
630	Smiths Group PLC (United Kingdom)	12,229

		5,887,487
Insurance 2.0%
12,000	ACE Ltd.	747,000
324	Admiral Group PLC (United Kingdom)	7,653
2,519	AEGON NV (Netherlands)(a)	15,404
7,200	Aflac, Inc.	406,296
11,000	AIA Group Ltd. (Hong Kong)(a)	30,922
732	Allianz SE (Germany)	86,989
500	American National Insurance Co.	42,810
600	American Safety Insurance Holdings Ltd.(a)	12,828
3,340	AMP Ltd. (Australia)	18,071
700	AmTrust Financial Services, Inc.	12,250
600	Argo Group International Holdings Ltd.	22,470
1,883	Assicurazioni Generali SpA (Italy)	35,756
25,400	Assurant, Inc.	978,408
4,523	Aviva PLC (United Kingdom)	27,713
1,666	AXA Asia Pacific Holdings Ltd. (Australia)	10,752
2,769	AXA SA (France)	46,068
81	Baloise Holding AG (Switzerland)	7,883
17,000	Berkshire Hathaway, Inc. (Class B Stock)(a)	1,361,870
12,400	Chubb Corp.	739,536
239	CNP Assurances (France)	4,313
1,462	Corporacion Mapfree (Spain)	4,060
13	DAI-Ichi Life Insurance Co. Ltd. (The) (Japan)	21,120
120	Delta Lloyd NV (Netherlands)	2,419
1,400	Erie Indemnity Co. (Class A Stock)	91,658
5,100	Flagstone Reinsurance Holdings Ltd.	64,260
3,602	Fortis Group (Belgium)	8,231
2,250	Global Indemnity PLC (Class A Stock)(a)	46,013
600	Greenlight Capital Re Ltd. (Class A Stock)(a)	16,086
97	Hannover Rueckversicherung AG (Germany)	5,202

3,352	Insurance Australia Group Ltd. (Australia)	13,302
800	Kansas City Life Insurance Co.	26,424
9,456	Legal & General Group PLC (United Kingdom)	14,264
4,200	Lincoln National Corp.	116,802
6,400	Maiden Holdings Ltd.	50,304
890	Mitsui Sumitomo Insurance Group Holdings, Inc. (Japan)	22,308
1,600	Montpelier RE Holdings Ltd.	31,904
304	Muenchener Rueckversicherungs AG (Germany)	46,088
1,900	NKSJ Holdings, Inc. (Japan)(a)	13,994
8,751	Old Mutual PLC (United Kingdom)	16,795
9,600	Phoenix Cos., Inc. (The)(a)	24,384
300	Platinum Underwriters Holdings Ltd.	13,491
4,700	Presidential Life Corp.	46,671
4,093	Prudential PLC (United Kingdom)	42,627
1,669	QBE Insurance Group Ltd. (Australia)	30,983
2,563	Resolution Ltd. (United Kingdom)	9,355
5,722	RSA Insurance Group PLC (United Kingdom)	11,169
677	Sampo OYJ (Finland) (Class A Stock)	18,139
269	SCOR SE (France)	6,830
1	Sony Financial Holdings, Inc. (Japan)	4,046
3,643	Standard Life PLC (United Kingdom)	12,268
2,066	Suncorp Group Ltd. (Australia)	18,194
49	Swiss Life Holding AG (Switzerland)	7,085
598	Swiss Reinsurance (Switzerland)	32,171
19,200	Symetra Financial Corp.	263,040
400	T & D Holdings, Inc. (Japan)	10,149
1,100	Tokio Marine Holdings, Inc. (Japan)	32,882
500	Transatlantic Holdings, Inc.	25,810
13,100	Travelers Cos., Inc. (The)	729,801
49	TrygVesta AS (Denmark)	2,262
9,100	Unum Group	220,402
78	Vienna Insurance Group (Austria)	4,054
239	Zurich Financial Services AG (Switzerland)	61,910

		6,853,949
Internet & Catalog Retail 0.1%
100	Dena Co. Ltd. (Japan)	3,587
1,381	Home Retail Group PLC (United Kingdom)	4,059
200	HSN, Inc.(a)	6,128
22,200	Liberty Media Corp. - Interactive(a)	350,094
12	Rakuten, Inc. (Japan)	10,050
3,000	Shutterfly, Inc.(a)	105,090

		479,008
Internet Software & Services 1.0%
15,800	Akamai Technologies, Inc.(a)	743,390
300	Ancestry.com, Inc.(a)	8,496
12,300	EarthLink, Inc.	105,780
3,100	Google, Inc. (Class A Stock)(a)	1,841,307
3,500	j2 Global Communications, Inc.(a)	101,325
2,500	Liquidity Services, Inc.(a)	35,125

300	Logmein, Inc.(a)	13,302
400	NIC, Inc.	3,884
181	United Internet AG (Germany)	2,942
5,500	United Online, Inc.	36,300
2,700	ValueClick, Inc.(a)	43,281
8,200	Vistaprint NV(a)	377,200
23	Yahoo! Japan Corp. (Japan)	8,924
8,200	Yahoo!, Inc.(a)	136,366

		3,457,622
IT Services 1.4%
120	Amadeus It Holding SA (Spain) (Class A Stock)(a)	2,514
65	ATOS Origin SA (France)(a)	3,461
237	Capital Gemini SA (France)	11,063
20,800	Computer Sciences Corp.	1,031,680
717	Computershare Ltd. (Australia)	7,905
2,500	CSG Systems International, Inc.(a)	47,350
4,400	Global Cash Access Holdings, Inc.(a)	14,036
126	Indra Sistemas SA (Spain)	2,153
14,241	International Business Machines Corp.	2,090,009
100	ITOCHU Techno-Solutions Corp. (Japan)	3,750
100	MasterCard, Inc. (Class A Stock)	22,411
1,200	NCI, Inc. (Class A Stock)(a)	27,588
200	Nomura Research Institute Ltd. (Japan)	4,454
2	NTT Data Corp. (Japan)	6,925
10	OBIC Co. Ltd. (Japan)	2,059
2,900	SRA International, Inc. (Class A Stock)(a)	59,305
1,300	Syntel, Inc.	62,127
1,500	VeriFone Holdings, Inc.(a)	57,840
18,400	Visa, Inc. (Class A Stock)	1,294,992

		4,751,622
Leisure Equipment & Products 0.1%
400	Namco Bandai Holdings, Inc. (Japan)	4,296
400	Nikon Corp. (Japan)	8,114
2,200	Polaris Industries, Inc.	171,644
100	Sankyo Co. Ltd. (Japan)	5,647
300	Sega Sammy Holdings, Inc. (Japan)	5,709
100	Shimano, Inc. (Japan)	5,087
300	Yamaha Corp. (Japan)	3,725

		204,222
Life Sciences Tools & Services 0.4%
2,400	Agilent Technologies, Inc.(a)	99,432
3,900	Bruker Corp.(a)	64,740
20,000	Life Technologies Corp.(a)	1,110,000
53	Lonza Group AG (Switzerland)	4,249
375	QIAGEN NV (Germany)(a)	7,331
3,900	Thermo Fisher Scientific, Inc.(a)	215,904

		1,501,656

Machinery 1.9%
700	Actuant Corp. (Class A Stock)	18,634
544	ALFA Laval AB (Sweden)	11,461
4,900	Altra Holdings, Inc.(a)	97,314
1,000	Amada Co. Ltd. (Japan)	8,141
1,083	Atlas Copco AB (Sweden) (Class A Stock)	27,326
629	Atlas Copco AB (Sweden) (Class B Stock)	14,225
3,600	Blount International, Inc.(a)	56,736
900	Briggs & Stratton Corp.	17,721
1,400	Colfax Corp.(a)	25,774
2,000	Cosco Corp. Singapore Ltd. (Singapore)	3,335
6,000	Crane Co.	246,420
10,000	Danaher Corp.	471,700
14,700	Deere & Co.	1,220,835
5,600	Dover Corp.	327,320
11,800	Eaton Corp.	1,197,818
300	Fanuc Ltd. (Japan)	46,077
400	Gardner Denver, Inc.	27,528
267	GEA Group AG (Germany)	7,717
307	Hexagon AB (Sweden) (Class B Stock)	6,582
500	Hino Motors Ltd. (Japan)	2,710
200	Hitachi Construction Machinery Co. Ltd. (Japan)	4,794
2,000	IHI Corp. (Japan)	4,459
16,000	Illinois Tool Works, Inc.	854,400
1,302	Invensys PLC (United Kingdom)	7,190
1,000	Japan Steel Works Ltd. (The) (Japan)	10,445
400	JTEKT Corp. (Japan)	4,720
2,000	Kadant, Inc.(a)	47,140
2,000	Kawasaki Heavy Industries Ltd. (Japan)	6,725
3,600	Kennametal, Inc.	142,056
1,500	Komatsu Ltd. (Japan)	45,393
251	Kone OYJ (Finland) (Class B Stock)	13,953
2,000	Kubota Corp. (Japan)	18,943
200	Kurita Water Industries Ltd. (Japan)	6,301
200	Makita Corp. (Japan)	8,178
170	MAN AG (Germany)	20,216
206	Metso OYJ (Finland)	11,507
900	Miller Industries, Inc.	12,807
1,000	Minebea Co. Ltd. (Japan)	6,306
5,000	Mitsubishi Heavy Industries Ltd. (Japan)	18,783
1,000	Mitsui Engineering & Shipbuilding Co. Ltd. (Japan)	2,648
500	NACCO Industries, Inc. (Class A Stock)	54,185
500	NGK Insulators Ltd. (Japan)	8,160
900	Nordson Corp.	82,692
1,000	NSK Ltd. (Japan)	9,040
1,000	NTN Corp. (Japan)	5,309
9,700	Parker Hannifin Corp.	837,110
1,626	Sandvik AB (Sweden)	31,695
1,900	Sauer-Danfoss, Inc.(a)	53,675
516	Scania AB (Sweden) (Class B Stock)	11,869
44	Schindler Holding AG (Switzerland)	5,266

78	Schindler Holding AG - Part Certification (Switzerland)	9,227
1,000	SembCorp Marine Ltd. (Singapore)	4,184
688	SKF AB (Sweden) (Class B Stock)	19,600
100	SMC Corp. (Japan)	17,133
1,000	Sumitomo Heavy Industries Ltd. (Japan)	6,429
1,200	Sun Hydraulics Corp.	45,360
2,900	Tennant Co.	111,389
100	THK Co. Ltd. (Japan)	2,300
2,600	Timken Co.	124,098
3,100	Trimas Corp.(a)	63,426
175	Vallourec (France)	18,381
1,904	Volvo AB (Sweden) (Class B Stock)(a)	33,547
127	Wartsila OYJ (Finland)	9,690
600	Watts Water Technologies, Inc. (Class A Stock)	21,954
160	Weir Group PLC (The) (United Kingdom)	4,440
2,000	Yangzijiang Shipbuilding Holdings Ltd. (Singapore)	2,977
209	Zardoya Otis SA (Spain)	2,944

		6,678,418
Marine
1	A.P. Moller - Maersk A/S (Denmark) (Class A Stock)	8,810
2	A.P. Moller - Maersk A/S (Denmark) (Class B Stock)	18,110
400	Genco Shipping & Trading Ltd.(a)	5,760
1,000	Kawasaki Kisen Kaisha Ltd. (Japan)	4,397
87	Kuehne & Nagel International AG (Switzerland)	12,096
1,500	Mitsui O.S.K. Lines Ltd. (Japan)	10,235
1,000	Neptune Orient Lines Ltd. (Singapore)(a)	1,699
2,000	Nippon Yusen KK (Japan)	8,868
500	Orient Overseas International Ltd. (Hong Kong)	4,850

		74,825
Media 1.3%
1,837	British Sky Broadcasting Group PLC (United Kingdom)	21,079
1,600	Cinemark Holdings, Inc.	27,584
48,600	Comcast Corp. (Class A Stock)	1,067,742
200	Dentsu, Inc. (Japan)	6,210
160	Eutelsat Communications (France)	5,856
3,413	Fairfax Media Ltd. (Australia)(b)	4,887
1	Fuji Media Holdings, Inc. (Japan)	1,582
201	Gestevision Telecinco SA (Spain)	2,211
3,100	Global Sources Ltd.(a)	29,512
50	Hakuhodo DY Holdings, Inc. (Japan)	2,867
8,000	ITV PLC (United Kingdom)(a)	8,737
136	JC Decaux SA (France)(a)	4,185
5,400	Journal Communications, Inc. (Class A Stock)(a)	27,270
2	Jupiter Telecommunications Co. Ltd. (Japan)	2,104
190	Lagardere SCA (France)	7,828
1,400	Liberty Media Corp. - Starz(a)	93,072
132	M6-Metropole Television (France)	3,193
9,000	McGraw-Hill Cos., Inc. (The)	327,690
1,143	Mediaset SpA (Italy)	6,915

81	Modern Times Group AB (Sweden) (Class B Stock)	5,359
77,200	News Corp. (Class A Stock)	1,124,032
258	PagesJaunes Groupe (France)	2,344
1,308	Pearson PLC (United Kingdom)	20,556
199	Publicis Groupe (France)	10,371
1,108	Reed Elsevier NV (Netherlands)	13,706
1,957	Reed Elsevier PLC (United Kingdom)	16,522
109	Sanoma OYJ (Finland)	2,363
483	SES SA (France)	11,498
1,300	Sinclair Broadcast Group, Inc. (Class A Stock)	10,634
2,000	Singapore Press Holdings Ltd. (Singapore)	6,203
240	Societe Television Francaise 1 (France)	4,169
26,266	Time Warner, Inc.	844,977
200	Toho Co. Ltd. (Japan)	3,212
200	Valassis Communications, Inc.(a)	6,470
15,200	Viacom, Inc. (Class B Stock)	602,072
1,982	Vivendi SA (France)	53,501
7,175	Walt Disney Co. (The)	269,134
482	Wolters Kluwer NV (Netherlands)	10,563
2,025	WPP PLC (United Kingdom)	24,926

		4,693,136
Metals & Mining 1.1%
202	Acerinox SA (Spain)	3,543
74,300	Alcoa, Inc.	1,143,477
3,934	Alumina Ltd. (Australia)	9,979
2,126	Anglo American PLC (United Kingdom)	110,559
636	Antofagasta PLC (United Kingdom)	15,984
1,331	Arcelormittal (Netherlands)	50,477
5,451	BHP Billiton Ltd. (Australia)	252,281
3,558	Billiton PLC (United Kingdom)	141,510
2,740	BlueScope Steel Ltd. (Australia)	6,306
420	Boliden AB (Sweden)	8,537
800	Brush Engineered Materials, Inc.(a)	30,912
500	Daido Steel Co. Ltd. (Japan)	2,938
500	Dowa Holdings Co. Ltd. (Japan)	3,282
8	Eramet Group (France)	2,742
415	Eurasian Natural Resources Corp. (Kazakhstan)	6,781
2,004	Fortescue Metals Group Ltd. (Australia)(a)	13,405
8,300	Freeport-McMoRan Copper & Gold, Inc.	996,747
289	Fresnillo PLC (United Kingdom)	7,516
2,600	Globe Specialty Metals, Inc.	44,434
200	Haynes International, Inc.	8,366
700	JFE Holdings, Inc. (Japan)	24,382
345	Kazakhmys PLC (United Kingdom)	8,681
4,000	Kobe Steel Ltd. (Japan)	10,149
261	Lonmin PLC (United Kingdom)(a)	8,000
261	Macarthur Coal Ltd. (Australia)	3,417
100	Maruichi Steel Tube Ltd. (Japan)	2,125
2,000	Mitsubishi Materials Corp. (Japan)(a)	6,380
1,000	Mitsui Mining & Smelting Co. Ltd. (Japan)	3,301

1,233	Newcrest Mining Ltd. (Australia), 144A	50,999
1,200	Newmont Mining Corp.	73,716
8,000	Nippon Steel Corp. (Japan)	28,772
1,000	Nisshin Steel Co. Ltd. (Japan)	2,229
5,100	Noranda Aluminium Holding Corp.(a)	74,460
1,434	Norsk Hydro ASA (Norway)	10,472
2,147	OneSteel Ltd. (Australia)	5,687
242	Outokumpu OYJ (Finland)	4,489
5,032	OZ Minerals Ltd. (Australia)	8,852
146	Randgold Resources Ltd. (United Kingdom)	12,007
122	Rautaruukki OYJ Corp. (Finland)	2,855
703	Rio Tinto Ltd. (Australia)	61,455
2,302	Rio Tinto PLC (United Kingdom)	161,022
64	Salzgitter AG (Germany)	4,941
203	Sims Metal Management Ltd. (Australia)	4,479
282	SSAB AB (Sweden) (Class A Stock)	4,738
5,000	Sumitomo Metal Industries Ltd. (Japan)	12,317
1,000	Sumitomo Metal Mining Co. Ltd. (Japan)	17,477
6,900	Thompson Creek Metals Co., Inc. (Canada)(a)	101,568
539	ThyssenKrupp AG (Germany)	22,318
200	Tokyo Steel Manufacturing Co. Ltd. (Japan)	2,182
200	Universal Stainless & Alloy(a)	6,256
189	Vedanta Resources Ltd. (United Kingdom)	7,417
203	Voestalpine AG (Austria)	9,671
2,700	Worthington Industries, Inc.	49,680
3,317	Xstrata PLC (United Kingdom)	77,857

		3,744,127
Multiline Retail 0.7%
6,800	99 Cents Only Stores(a)	108,392
689	Harvey Norman Holdings Ltd. (Australia)	2,072
600	Isetan Mitsukoshi Holdings Ltd. (Japan)	6,976
500	J Front Retailing Co. Ltd. (Japan)	2,734
8,200	Kohl’s Corp.(a)	445,588
1,000	Lifestyle International Holdings Ltd. (Hong Kong)	2,462
2,552	Marks & Spencer Group (United Kingdom)	14,682
400	Marui Group Co. Ltd. (Japan)	3,262
361	Next PLC (United Kingdom)	11,116
122	PPR Group (France)	19,401
28,700	Target Corp.	1,725,731

		2,342,416
Multi-Utilities 0.4%
2,239	A2A SpA (Italy)	3,079
726	AGL Energy Ltd. (Australia)	11,309
1,800	Avista Corp.	40,536
8,295	Centrica PLC (United Kingdom)	42,885
2,005	GDF SUEZ (France)	71,939
5,582	National Grid PLC (United Kingdom)	48,127
7,200	NiSource, Inc.(b)	126,864
20,100	Public Service Enterprise Group, Inc.	639,381

656	RWE AG (Germany)	43,734
434	SUEZ Environnement Co. (France)	8,960
21,300	TECO Energy, Inc.	379,140
999	United Utilities Group PLC (United Kingdom)	9,221
557	Veolia Environnement (France)	16,278

		1,441,453
Office Electronics 0.3%
400	Brother Industries Ltd. (Japan)	5,932
1,800	Canon, Inc. (Japan)	93,337
1,000	Konica Minolta Holdings, Inc. (Japan)	10,395
50	Neopost SA (France)	4,356
1,000	Ricoh Co. Ltd. (Japan)	14,657
64,000	Xerox Corp.	737,280
5,100	Zebra Technologies Corp. (Class A Stock)(a)	193,749

		1,059,706
Oil, Gas & Consumable Fuels 5.8%
300	Apco Oil And Gas International, Inc.	17,250
5,370	BG Group PLC (United Kingdom)	108,505
700	Bill Barrett Corp.(a)	28,791
30,092	BP PLC (United Kingdom)	218,418
2,255	Cairn Energy PLC (United Kingdom)(a)	14,766
181	Caltex Australia Ltd. (Australia)	2,660
39,792	Chevron Corp.	3,631,020
1,100	Clayton Williams Energy, Inc.(a)	92,367
23,900	ConocoPhillips	1,627,590
1,100	Contango Oil & Gas Co.(a)	63,723
400	Continental Resources, Inc.(a)	23,540
1,000	Cosmo Oil Co. Ltd. (Japan)	3,276
600	Crosstex Energy, Inc.	5,316
1,600	CVR Energy, Inc.(a)	24,288
19,200	Devon Energy Corp.	1,507,392
3,100	DHT Holdings, Inc.	14,415
60,800	El Paso Corp.	836,608
4,197	ENI SpA (Italy)	91,643
89,154	Exxon Mobil Corp.	6,518,940
19,100	Frontier Oil Corp.(a)	343,991
315	Galp Energia SGPS SA (Portugal) (Class B Stock)	6,036
200	Golar LNG Ltd. (Norway)	3,002
400	Green Plains Renewable Energy, Inc.(a)	4,504
3	INPEX Holdings, Inc. (Japan)	17,570
13,100	International Coal Group, Inc.(a)	101,394
4,010	JX Holdings, Inc. (Japan)	27,214
43,756	Marathon Oil Corp.	1,620,285
6,000	Mongolia Energy Co. Ltd. (Hong Kong)(a)	1,791
185	Neste Oil OYJ (Finland)	2,954
18,600	Occidental Petroleum Corp.	1,824,660
242	OMV AG (Austria)	10,057
1,420	Origin Energy Ltd. (Australia)	24,197
1,146	Paladin Energy Ltd. (Australia)(a)	5,779

800	Panhandle Oil and Gas, Inc. (Class A Stock)	21,936
1,181	Repsol YPF SA (Spain)	32,905
2,200	Rex American Resources Corp.(a)	33,792
5,630	Royal Dutch Shell PLC (United Kingdom) (Class A Stock)	187,711
4,346	Royal Dutch Shell PLC (United Kingdom) (Class B Stock)	143,308
1,344	Santos Ltd. (Australia)	18,076
400	Showa Shell Sekiyu KK (Japan)	3,665
1,799	StatoilHydro ASA (Norway)	42,732
500	TonenGeneral Sekiyu K.K. (Japan)	5,469
3,408	Total SA (France)	180,572
1,430	Tullow Oil PLC (United Kingdom)	28,114
6,800	VAALCO Energy, Inc.(a)	48,688
19,400	Valero Energy Corp.	448,528
5,700	Western Refining, Inc.(a)	60,306
877	Woodside Petroleum Ltd. (Australia)	38,176
3,300	World Fuel Services Corp.	119,328

		20,237,248
Paper & Forest Products 0.1%
3,300	Buckeye Technologies, Inc.	69,333
600	Clearwater Paper Corp.(a)	46,980
600	Glatfelter	7,362
108	Holmen AB (Sweden) (Class B Stock)	3,555
1,900	International Paper Co.	51,756
1,000	Kapstone Paper And Packaging Corp.(a)	15,300
100	Nippon Paper Group, Inc. (Japan)	2,624
1,000	OJI Paper Co. Ltd. (Japan)	4,841
1,188	Stora ENSO OYJ (Finland) (Class R Stock)	12,200
924	Svenska Cellulosa AB (Sweden) (Class B Stock)	14,590
838	UPM-Kymmene OYJ (Finland)	14,804

		243,345
Personal Products 0.1%
140	Beiersdorf AG (Germany)	7,769
900	KAO Corp. (Japan)	24,254
386	L’Oreal SA (France)	42,854
1,300	Nu Skin Enterprises, Inc. (Class A Stock)	39,338
3,300	Prestige Brands Holdings, Inc.(a)	39,435
500	Shiseido Co. Ltd. (Japan)	10,925
1,500	USANA Health Sciences, Inc.(a)	65,175

		229,750
Pharmaceuticals 3.0%
40,900	Abbott Laboratories	1,959,519
700	Astellas Pharma, Inc. (Japan)	26,684
2,365	AstraZeneca PLC (United Kingdom)	107,741
1,313	Bayer AG (Germany)	97,028
7,600	Bristol-Myers Squibb Co.	201,248
400	Chugai Pharmaceutical Co. Ltd. (Japan)	7,341
1,100	Daiichi Sankyo Co. Ltd. (Japan)	24,076
300	Dainippon Sumitomo Pharma Co. Ltd. (Japan)	2,727

400	Eisai Co. Ltd. (Japan)	14,484
654	Elan Corp. PLC (Ireland)(a)	3,627
22,000	Eli Lilly & Co.	770,880
4,800	Forest Laboratories, Inc.(a)	153,504
8,245	GlaxoSmithKline PLC (United Kingdom)	159,398
100	Hisamitsu Pharmaceutical Co., Inc. (Japan)	4,212
3,100	Impax Laboratories, Inc.(a)	62,341
600	Jazz Pharmaceuticals, Inc.(a)	11,808
28,900	Johnson & Johnson	1,787,465
500	Kyowa Hakko Kogyo Co. Ltd. (Japan)	5,148
3,800	Medicines Co. (The)(a)	53,694
700	Medicis Pharmaceutical Corp. (Class A Stock)	18,753
45,589	Merck & Co., Inc.	1,643,028
104	Merck KGaA (Germany)	8,318
500	Mitsubishi Tanabe Pharma Corp. (Japan)	8,443
3,372	Novartis AG (Switzerland)	198,173
712	Novo Nordisk A/S (Denmark) (Class B Stock)	80,288
3,300	Obagi Medical Products, Inc.(a)	38,115
100	ONO Pharmaceutical Co. Ltd. (Japan)	4,668
182	Orion OYJ (Finland) (Class B Stock)	3,981
2,900	Par Pharmaceutical Cos., Inc.(a)	111,679
141,619	Pfizer, Inc.	2,479,749
5,600	Questcor Pharmaceuticals, Inc.(a)	82,488
1,133	Roche Holding AG (Switzerland)	166,012
1,691	Sanofi-Aventis (France)	108,127
100	Santen Pharmaceutical Co. Ltd. (Japan)	3,473
300	Shionogi & Co. Ltd. (Japan)	5,923
906	Shire Ltd. (United Kingdom)	21,795
1,200	Takeda Pharmaceutical Co. Ltd. (Japan)	59,047
1,503	Teva Pharmaceutical Industries Ltd. (Israel)	78,782
100	Tsumura & Co. (Japan)	3,238
163	UCB SA (Belgium)	5,591
1,400	ViroPharma, Inc.(a)	24,248

		10,606,844
Professional Services 0.1%
198	Adecco SA (Switzerland)	12,971
1,500	Administaff, Inc.	43,950
79	Bureau Veritas SA (France)	5,988
998	Capita Group PLC (The) (United Kingdom)	10,837
1,652	Experian PLC (United Kingdom)	20,553
700	Exponent, Inc.(a)	26,271
1,200	Franklin Covey Co.(a)	10,308
257	Intertek Group PLC (United Kingdom)	7,112
1,400	Kelly Services, Inc. (Class A Stock)(a)	26,320
178	Randstad Holding NV (Netherlands)(a)	9,396
9	SGS SA (Switzerland)	15,103
2,200	TrueBlue, Inc.(a)	39,578

		228,387
Real Estate Investment Trusts 0.8%

1,700	Agree Realty Corp.	44,523
8,700	Anworth Mortgage Asset Corp.	60,900
2,000	Ascendas Real Estate Investment Trust (Singapore)	3,226
4,300	Ashford Hospitality Trust, Inc.(a)	41,495
5,000	Brandywine Realty Trust	58,250
1,408	British Land Co. PLC (United Kingdom)	11,514
4,000	CapitaMall Trust (Singapore)	6,078
1,200	Capstead Mortgage Corp.	15,108
4,000	CBL & Associates Properties, Inc.	70,000
3,523	CFS Retail Property Trust (Australia)	6,342
2,200	Chatham Lodging Trust	37,950
14,000	Chimera Investment Corp.	57,540
3,400	Colonial Properties Trust	61,370
1,100	Colony Financial, Inc.	22,022
5,800	Commonwealth REIT	147,958
91	Corio NV (Netherlands)	5,839
7,500	Cousins Properties, Inc.	62,550
7,772	Dexus Property Group (Australia)	6,320
1,400	Diamondrock Hospitality Co.(a)	16,800
4,300	Duke Realty Corp.	53,578
1,700	Education Realty Trust, Inc.	13,209
700	Equity Lifestyle Properties, Inc.	39,151
39	Fonciere des Regions (France)	3,773
3,700	Franklin Street Properties Corp.	52,725
27	Gecina SA (France)	2,970
200	Getty Realty Corp.	6,256
600	Gladstone Commercial Corp.	11,298
10,238	Goodman Group (Australia)	6,806
2,842	GPT Group (Australia)	8,546
1,141	Hammerson PLC (United Kingdom)	7,422
2,300	HCP, Inc.	84,617
800	Highwoods Properties, Inc.	25,480
19,300	Hospitality Properties Trust	444,672
24	ICade (France)	2,449
6,800	Inland Real Estate Corp.	59,840
2,600	Invesco Mortgage Capital, Inc.	56,784
1,400	Investors Real Estate Trust	12,558
1	Japan Prime Realty Investment Corp. (Japan) (Class A Stock)	3,079
1	Japan Real Estate Investment Corp. (Japan) (Class A Stock)	10,371
3	Japan Retail Fund Investment Corp. (Japan) (Class A Stock)	5,753
700	Kite Realty Group Trust	3,787
153	Klepierre (France)	5,519
1,229	Land Securities Group PLC (United Kingdom)	12,915
796	Liberty International PLC (United Kingdom)	5,182
3,500	Link REIT (The) (Hong Kong)	10,874
14,400	Mack-Cali Realty Corp.	476,064
1,300	Medical Properties Trust, Inc.	14,079
9,700	MFA Financial, Inc.	79,152
5,155	Mirvac Group (Australia) (Class REIT Stock)	6,459
800	Monmouth Real Estate Investment Corp. (Class A Stock)	6,800
800	National Health Investors, Inc.	36,016

1,700	Newcastle Investment Corp.(a)	11,390
1	Nippon Building Fund, Inc. (Japan) (Class A Stock)	10,260
1,100	Omega Healthcare Investors, Inc.	24,684
400	PS Business Parks, Inc.	22,288
3,000	Ramco-Gershenson Properties Trust	37,350
5,000	Redwood Trust, Inc.	74,650
6,800	Resource Capital Corp.	50,184
700	Saul Centers, Inc.	33,145
1,196	Segro PLC (United Kingdom)	5,340
400	Simon Property Group, Inc.	39,796
1,500	Sovran Self Storage, Inc.	55,215
1,100	Starwood Property Trust, Inc.	23,628
3,842	Stockland (Australia)	14,146
147	Unibail-Rodamco (France)	29,073
300	Urstadt Biddle Properties, Inc. (Class A Stock)	5,835
7,100	U-Store-It Trust	67,663
1,600	Walter Investment Management Corp.	28,704
3,535	Westfield Group (Australia)	34,637
3,535	Westfield Retail Trust (Australia)(a)	9,292
3,800	Winthrop Realty Trust	48,602

		2,929,851
Real Estate Management & Development 0.3%
100	AEON Mall Co. Ltd. (Japan)	2,685
4,000	CapitaLand Ltd. (Singapore)	11,564
1,000	Capitamalls Asia Ltd. (Singapore)	1,512
2,000	Cheung Kong Holdings Ltd. (Hong Kong)	30,851
1,000	City Developments Ltd. (Singapore)	9,787
100	Daito Trust Construction Co. Ltd. (Japan)	6,848
1,000	Daiwa House Industry Co. Ltd. (Japan)	12,292
2,000	Global Logistic Properties Ltd. (Singapore)(a)	3,366
1,000	Hang Lung Group Ltd. (Hong Kong)	6,574
3,000	Hang Lung Properties Ltd. (Hong Kong)	14,030
2,000	Henderson Land Development Co. Ltd. (Hong Kong)	13,637
1,000	Hopewell Holdings (Hong Kong)	3,139
800	Hudson Pacific Properties, Inc.	12,040
1,000	Hysan Development Co. Ltd. (Hong Kong)	4,709
2,100	Immofinanz Immobilien Anlagen (Austria)(a)(b)	8,949
7,200	Jones Lang Lasalle, Inc.	604,224
1,000	Keppel Land Ltd. (Singapore)	3,740
1,000	Kerry Properties Ltd. (Hong Kong)	5,211
866	Lend Lease Group (Australia)	7,644
2,000	Mitsubishi Estate Co. Ltd. (Japan)	37,098
1,000	Mitsui Fudosan Co. Ltd. (Japan)	19,941
4,000	New World Development Ltd. (Hong Kong)	7,514
200	Nomura Real Estate Holdings, Inc. (Japan)	3,643
2	NTT Urban Development Corp. (Japan)	1,971
2,000	Sino Land Co. Ltd. (Hong Kong)	3,741
1,000	Sumitomo Realty & Development Co. Ltd. (Japan)	23,882
2,000	Sun Hung Kai Properties Ltd. (Hong Kong)	33,219
1,000	Swire Pacific Ltd. (Hong Kong) (Class A Stock)	16,442

1,000	Tokyo Tatemono Co. Ltd. (Japan)	4,631
1,000	Tokyu Land Corp. (Japan)	5,025
1,000	UOL Group Ltd. (Singapore)	3,701
2,000	Wharf Holdings Ltd. (Hong Kong)	15,387
1,000	Wheelock & Co. Ltd. (Hong Kong)	4,046

		943,043
Road & Rail 0.7%
1,000	Amerco, Inc.(a)	96,040
4,218	Asciano Group (Australia)(a)	6,881
2	Central Japan Railway Co. (Japan)	16,751
3,000	ComfortDelGro Corp. Ltd. (Singapore)	3,623
5,500	CSX Corp.	355,355
357	DSV A/S (Denmark)	7,891
500	East Japan Railway Co. (Japan)	32,516
776	FirstGroup PLC (United Kingdom)	4,819
400	Genesee & Wyoming, Inc. (Class A Stock)(a)	21,180
1,000	Keihin Electric Express Railway Co. Ltd. (Japan)	8,831
1,000	KEIO Corp. (Japan)	6,824
500	Keisei Electric Railway Co. Ltd. (Japan)	3,338
3,000	Kintetsu Corp. (Japan)	9,385
2,500	MTR Corp. (Hong Kong)	9,102
1,000	Nippon Express Co. Ltd. (Japan)	4,508
24,700	Norfolk Southern Corp.	1,551,654
1,000	Odakyu Electric Railway Co. Ltd. (Japan)	9,312
800	QR National Ltd. (Australia)(a)	2,250
1,000	Tobu Railway Co. Ltd. (Japan)	5,617
2,000	Tokyu Corp. (Japan)	9,164
2,300	Union Pacific Corp.	213,118
2	West Japan Railway Co. (Japan)	7,476

		2,385,635
Semiconductors & Semiconductor Equipment 1.5%
500	Advanced Energy Industries, Inc.(a)	6,820
200	Advantest Corp. (Japan)	4,525
1,600	Alpha & Omega Semiconductor Ltd.(a)	20,528
3,500	Amkor Technology, Inc.(a)	25,865
9,500	Applied Materials, Inc.	133,475
8,900	Applied Micro Circuits Corp.(a)	95,052
2,200	Arm Holdings PLC (United Kingdom)	14,519
500	ASM Pacific Technology Ltd. (Hong Kong)	6,320
695	ASML Holding NV (Netherlands)	26,840
1,100	ATMI, Inc.(a)	21,934
17,500	Broadcom Corp. (Class A Stock)	762,125
6,000	Brooks Automation, Inc.(a)	54,420
1,300	COHU, Inc.	21,554
400	Elpida Memory, Inc. (Japan)(a)	4,656
1,100	Entegris, Inc.(a)	8,217
6,100	GT Solar International, Inc.(a)	55,632
600	Hittite Microwave Corp.(a)	36,624
1,752	Infineon Technologies AG (Germany)(a)	16,302

5,700	Integrated Device Technology, Inc.(a)	37,962
130,400	Intel Corp.	2,742,312
11,400	LAM Research Corp.(a)	590,292
19,200	Marvell Technology Group Ltd.(a)	356,160
1,200	Microsemi Corp.(a)	27,480
3,000	MKS Instruments, Inc.(a)	73,470
300	NVE Corp.(a)	17,349
718	Renewable Energy Corp. ASA (Norway)(a)	2,189
200	ROHM Co. Ltd. (Japan)	13,056
2,500	Rudolph Technologies, Inc.(a)	20,575
3,200	Silicon Image, Inc.(a)	23,520
1,027	STMicroelectronics NV (France)	10,621
200	SUMCO Corp. (Japan)(a)	2,858
400	Tessera Technologies, Inc.(a)	8,860
300	Tokyo Electron Ltd. (Japan)	18,992
4,500	Triquint Semiconductor, Inc.(a)	52,605

		5,313,709
Software 2.7%
1,700	ACI Worldwide, Inc.(a)	45,679
16,300	Activision Blizzard, Inc.	202,772
12,900	Autodesk, Inc.(a)	492,780
311	Autonomy Corp. PLC (United Kingdom)(a)	7,297
500	Blackbaud, Inc.	12,950
94	Dassault Systemes SA (France)	7,087
2,500	Deltek, Inc.(a)	18,150
2,900	Epicor Software Corp.(a)	29,290
20,300	Intuit, Inc.(a)	1,000,790
200	Konami Corp. (Japan)	4,252
10,000	Lawson Software, Inc.(a)	92,500
800	Magma Design Automation, Inc.(a)	4,008
600	Manhattan Associates, Inc.(a)	18,324
158,513	Microsoft Corp.	4,425,683
1,000	Netscout Systems, Inc.(a)	23,010
51	Nice Systems Ltd. (Israel)(a)	1,797
200	Nintendo Co. Ltd. (Japan)	58,702
2,100	OPNET Technologies, Inc.	56,217
50,700	Oracle Corp.	1,586,910
100	Oracle Corp. (Japan)	4,914
1,200	Parametric Technology Corp.(a)	27,036
2,000	Progress Software Corp.(a)	84,640
2,600	Quest Software, Inc.(a)	72,124
15,000	Red Hat, Inc.(a)	684,750
6,700	Renaissance Learning, Inc.	79,328
2,121	Sage Group PLC (The) (United Kingdom)	9,041
1,384	SAP AG (Germany)	70,464
900	Synopsys, Inc.(a)	24,219
1,300	Taleo Corp. (Class A Stock)(a)	35,945
4,900	TIBCO Software, Inc.(a)	96,579
100	Trend Micro, Inc. (Japan)	3,302

		9,280,540

Specialty Retail 1.4%
19,600	American Eagle Outfitters, Inc.	286,748
900	Bebe Stores, Inc.	5,364
2,500	Big 5 Sporting Goods Corp.	38,175
200	Cato Corp. (The) (Class A Stock)	5,482
100	Destination Maternity Corp.(a)	3,793
400	Dress Barn, Inc. (The)(a)	10,568
1,700	DSW, Inc. (Class A Stock)(a)	66,470
1,961	Esprit Holdings Ltd. (Hong Kong)	9,335
100	Fast Retailing Co. Ltd. (Japan)	15,926
30,900	Gap, Inc. (The)	684,126
1,648	Hennes & Mauritz AB (H&M) (Sweden) (Class B Stock)	54,887
27,600	Home Depot, Inc. (The)	967,656
352	Inditex SA (Spain)	26,355
1,700	Jo-Ann Stores, Inc.(a)	102,374
900	JOS A Bank Clothiers, Inc.(a)	36,288
3,808	Kingfisher PLC (United Kingdom)	15,638
2,100	Kirkland’s, Inc.(a)	29,463
50	Nitori Co. Ltd. (Japan)	4,372
5,100	Pier 1 Imports, Inc.(a)	53,550
2,300	Rent-A-Center, Inc. (Class A Stock)	74,244
16,400	Ross Stores, Inc.	1,037,300
3,400	Sally Beauty Holdings, Inc.(a)	49,402
1,100	Shoe Carnival, Inc.(a)	29,700
3,700	Stein Mart, Inc.	34,225
30,000	TJX Cos., Inc.	1,331,700
2,100	ULTA Salon, Cosmetics & Fragrance, Inc.(a)	71,400
50	USS Co. Ltd. (Japan)	4,089
130	Yamada Denki Co. Ltd. (Japan)	8,871

		5,057,501
Textiles, Apparel & Luxury Goods 0.6%
337	Adidas AG (Germany)	22,017
398	Billabong International Ltd. (Australia)	3,318
701	Burberry Group PLC (United Kingdom)	12,284
103	Christian Dior SA (France)	14,714
5,000	Coach, Inc.	276,550
842	Compagnie Financiere Richemont SA (Switzerland)	49,529
1,200	Deckers Outdoor Corp.(a)	95,688
6,100	Fossil, Inc.(a)	429,928
37	Hermes International (France)	7,750
3,500	Jones Group, Inc. (The)	54,390
500	Kenneth Cole Productions, Inc. (Class A Stock)(a)	6,245
187	Luxottica Group SpA (Italy)	5,698
395	LVMH, Moet Hennessy Louis Vuitton SA (France)	64,977
3,200	Maidenform Brands, Inc.(a)	76,064
1,200	Oxford Industries, Inc.	30,732
5	Puma AG Rudolf Dassler Sport (Germany)	1,657
400	R.G. Barry Corp.	4,448
130	Swatch Group Ltd. AG (The) (Switzerland)	27,934

3,900	Timberland Co. (The) (Class A Stock)(a)	95,901
7,800	VF Corp.(b)	672,204
2,000	Warnaco Group, Inc. (The)(a)	110,140
700	Wolverine World Wide, Inc.	22,316
1,500	Yue Yuen Industrial Holdings Ltd. (Hong Kong)	5,394

		2,089,878
Thrifts & Mortgage Finance 0.1%
600	Berkshire Hills Bancorp, Inc.	13,260
500	Flushing Financial Corp.	7,000
1,300	Northwest Bancshares, Inc.	15,288
2,500	Oceanfirst Financial Corp.	32,175
1,400	Ocwen Financial Corp.(a)	13,356
900	Oritani Financial Corp.	11,016
900	Provident Financial Services, Inc.	13,617
1,300	Viewpoint Financial Group	15,197
9,800	Washington Federal, Inc.	165,816

		286,725
Tobacco 0.9%
71,000	Altria Group, Inc.	1,748,020
3,170	British American Tobacco (United Kingdom)	121,754
1,642	Imperial Tobacco Group (United Kingdom)	50,381
7	Japan Tobacco, Inc. (Japan)	25,909
4,000	Lorillard, Inc.	328,240
13,600	Philip Morris International, Inc.	796,008
372	Swedish Match AB (Sweden)	10,769
200	Universal Corp.	8,140

		3,089,221
Trading Companies & Distributors 0.2%
3,100	Applied Industrial Technologies, Inc.	100,688
530	Bunzl PLC (United Kingdom)	5,941
600	DXP Enterprises, Inc.(a)	14,400
3,000	Interline Brands, Inc.(a)	68,310
2,400	Itochu Corp. (Japan)	24,298
1,000	Lawson Products, Inc./DE	24,890
3,000	Marubeni Corp. (Japan)	21,099
2,100	Mitsubishi Corp. (Japan)	56,852
2,800	Mitsui & Co. Ltd. (Japan)	46,247
5,181	Noble Group Ltd. (Singapore)	8,760
2,500	Sojitz Corp. (Japan)	5,481
1,800	Sumitomo Corp. (Japan)	25,474
1,400	Textainer Group Holdings Ltd.	39,886
300	Toyota Tsusho Corp. (Japan)	5,284
458	Wolseley PLC (United Kingdom)(a)	14,610
500	W.W. Grainger, Inc.	69,055

		531,275
Transportation Infrastructure
477	Abertis Infraestructuras SA (Spain)	8,576

46	Aeroports de Paris (France)	3,631
387	Atlantia SpA (Italy)	7,897
1,751	Auckland International Airport Ltd. (New Zealand)	2,974
368	Brisa Auto-Estradas de Portugal SA (Portugal)	2,567
55	Fraport AG Frankfurt Airport Services Worldwide (Germany)	3,466
769	Groupe Eurotunnel SA (France)	6,762
113	Koninklijke Vopak NV (Netherlands)	5,338
752	Map Group (Australia)	2,300
2,053	Transurban Group (Australia)	10,751

		54,262
Water Utilities 0.1%
17,500	American Water Works Co., Inc.	442,575
1,700	Artesian Resources Corp. (Class A Stock)	32,215
600	California Water Service Group	22,362
382	Severn Trent PLC (United Kingdom)	8,803

		505,955
Wireless Telecommunication Services 0.1%
90	Cellcom Israel Ltd. (Israel)	2,922
5	KDDI Corp. (Japan)	28,883
123	Millicom SA (Sweden)	11,814
41	Mobistar SA (Belgium)	2,658
2,800	NTELOS Holdings Corp.	53,340
24	NTT DoCoMo, Inc. (Japan)	41,916
175	Partner Communications Co. Ltd. (Israel)	3,551
1,300	SoftBank Corp. (Japan)	45,009
1,000	StarHub Ltd. (Singapore)	2,049
2,800	USA Mobility, Inc.	49,756
84,917	Vodafone Group PLC (United Kingdom)	219,508

		461,406

	TOTAL COMMON STOCKS (cost $171,840,285)	215,584,526

EXCHANGE TRADED FUND
2,700	iShares MSCI EAFE Index Fund (cost $148,099)	157,221

PREFERRED STOCKS 0.1%
Automobiles
107	Bayerische Motoren Werke AG (Germany)	5,505
284	Volkswagen AG PFD (Germany)	46,073

		51,578
Banking 0.1%
3,000	Citigroup Capital XIII (Capital security, fixed to floating preferred)	80,730

8,000	JPMorgan Chase Capital XXVI (Capital security, fixed to floating preferred)	215,280

		296,010
Healthcare Providers & Services
130	Fresenius SE (Germany)	11,130

Household Products
287	Henkel AG & Co. KGaA (Germany)	17,847

Multi-Utilities
61	RWE AG (Germany)	3,912

	TOTAL PREFERRED STOCKS (cost $332,507)	380,477

Units

WARRANT
Real Estate Management & Development
400	Henderson Land Development Co. Ltd. (Hong Kong)(a) (cost $0)	93

Moody’s Ratings†	Principal Amount (000)#
CORPORATE BONDS 10.8%
Aerospace & Defense
		L-3 Communications Corp., Gtd. Notes,
Baa3	$ 95	4.750%, 07/15/20	93,336

Airlines 0.1%
		Continental Airlines, Inc., Pass-thru Certs.,
		Ser. 01-1,
Baa2	31	6.703%, 06/15/21(c)	33,148
		Ser. A,
Baa2	126	7.250%, 11/10/19	140,946
		Delta Air Lines, Inc., Pass-thru Certs., Ser. 071A,
Baa1	89	6.821%, 08/10/22	94,744
		Southwest Airlines Co., Sr. Unsec’d. Notes,
Baa3	200	6.500%, 03/01/12	209,400

			478,238
Automotive
		Harley-Davidson Funding Corp., Gtd. Notes, 144A, MTN,
Baa1	85	5.750%, 12/15/14	89,328
		Johnson Controls, Inc., Sr. Unsec’d. Notes,
Baa1	55	5.500%, 01/15/16	60,145

			149,473
Banking 2.3%

		American Express Co., Sr. Unsec’d. Notes,
A3	300	8.125%, 05/20/19	373,263
		Banco Bradesco (Brazil), Sub. Notes,
A2	430	8.750%, 10/24/13	486,975
		Bank of America Corp., Sub. Notes,
A3	355	5.750%, 08/15/16	362,610
		Bank of America Corp., Sr. Unsec’d. Notes,
A2	135	6.000%, 09/01/17	141,481
		Bank of America Corp., Jr. Sub. Notes,
Ba3	380	8.000%, 12/29/49	382,964
		Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes,
Aa3	100	5.300%, 10/30/15	108,518
Aa3	90	6.400%, 10/02/17	102,603
Aa3	220	7.250%, 02/01/18	260,714
		Capital One Bank, Sub. Notes,
Baa1	5	6.500%, 06/13/13	5,475
		Capital One Capital V,
Baa3	90	10.250%, 08/15/39	96,300
		Capital One Capital VI,
Baa3	185	8.875%, 05/15/40	192,631
		Capital One Financial Corp., Sr. Unsec’d. Notes, MTN,
Baa1	125	5.700%, 09/15/11	129,038
		Citigroup, Inc., Sub. Notes,
Baa1	82	5.000%, 09/15/14	84,827
Baa1	400	5.625%, 08/27/12	419,742
Baa1	165	6.125%, 08/25/36	158,104
		Citigroup, Inc., Sr. Unsec’d. Notes,
A3	165	5.375%, 08/09/20	171,436
A3	125	6.875%, 03/05/38	138,655
A3	85	8.125%, 07/15/39	108,132
		Countrywide Financial Corp., Gtd. Notes, MTN,
A2	280	5.800%, 06/07/12	294,587
		Depfa ACS Bank (Ireland), Covered Notes, 144A,
Aa3	290	5.125%, 03/16/37	193,306
		DnB NOR Boligkreditt (Norway), Covered Notes, 144A,
Aaa	470	2.100%, 10/14/15	446,969
		Goldman Sachs Group, Inc., Sr. Unsec’d. Notes,
A1	140	5.450%, 11/01/12(b)	149,733
A1	5	6.250%, 09/01/17	5,518
		Goldman Sachs Group, Inc., Sub. Notes,
A2	10	5.625%, 01/15/17	10,574
A2	385	6.450%, 05/01/36	378,204
A2	52	6.750%, 10/01/37	53,165
		Huntington Bancshares, Inc., Sub. Notes,
Baa3	20	7.000%, 12/15/20	21,058
		JPMorgan Chase & Co., Ser. 1,
Baa1	300	7.900%, 04/29/49(d)	318,897
		JPMorgan Chase & Co., Sr. Unsec’d. Notes,
Aa3	220	4.250%, 10/15/20	214,863

		JPMorgan Chase Capital XXVII, Ser. AA,
A2	200	7.000%, 11/01/39	209,406
		Lloyds TSB Bank PLC (United Kingdom), Gtd. Notes., 144A, MTN,
Aa3	195	5.800%, 01/13/20	192,536
		Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN,
A2	170	5.770%, 07/25/11	174,776
		Morgan Stanley, Sr. Unsec’d. Notes, MTN,
A2	285	5.625%, 09/23/19	290,610
		Morgan Stanley, Sr. Unsec’d. Notes, Ser. E,
A2	460	5.450%, 01/09/17	477,027
		MUFG Capital Finance 1 Ltd. (Cayman Islands), Gtd. Notes.,
Ba1	150	6.346%, 07/29/49(d)	151,153
		PNC Funding Corp., Gtd. Notes.,
A3	65	6.700%, 06/10/19	74,837
		Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes, MTN,
A1	250	6.400%, 10/21/19	251,588
		Royal Bank of Scotland PLC (The) (United Kingdom), Gtd. Notes, Ser. 2,
Aa3	20	3.400%, 08/23/13	20,203
		USB Capital XIII Trust,
A2	125	6.625%, 12/15/39	127,679
		Wells Fargo Capital XIII, Ser. G, MTN,
Baa3	200	7.700%, 12/29/49(d)	206,750

			7,986,907
Brokerage
		Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN,
NR	345	5.250%, 02/06/12(f)	79,781
NR	100	6.875%, 05/02/18(f)	24,750

			104,531
Building Materials & Construction 0.1%
		Lafarge SA (France), Sr. Unsec’d. Notes,
Baa3	200	6.150%, 07/15/11(b)	205,217

Cable 0.2%
		Comcast Cable Communications Holdings, Inc., Gtd. Notes,
Baa1	55	9.455%, 11/15/22	76,097
		Comcast Corp., Gtd. Notes,
Baa1	40	6.450%, 03/15/37	42,739
Baa1	110	6.500%, 11/15/35	118,225
Baa1	65	6.950%, 08/15/37	73,519
		DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., Gtd. Notes,
Baa2	335	4.750%, 10/01/14	357,029

			667,609
Capital Goods 0.2%

		Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, MTN,
A2	50	5.500%, 03/15/16	56,359
		Erac USA Finance Co., Gtd. Notes, 144A,
Baa1	110	5.800%, 10/15/12 (original cost $109,915; purchased date 10/10/07)(c)(g)	117,934
Baa1	296	6.375%, 10/15/17 (original cost $295,482; purchased date 10/10/07)(c)(g)	328,599
Baa1	20	7.000%, 10/15/37 (original cost $19,827; purchased date 10/10/07 - 06/04/08)(c)(g)	21,537
		GAMCO Investors, Inc., Sub. Notes
NR	1	5.000%, 12/31/15(a)(j)	937
		FedEx Corp., Gtd. Notes,
Baa2	75	7.250%, 02/15/11	75,559
		United Technologies Corp., Sr. Unsec’d. Notes,
A2	105	5.400%, 05/01/35	108,757

			709,682
Chemicals 0.3%
		Dow Chemical Co. (The), Sr. Unsec’d. Notes,
Baa3	155	4.250%, 11/15/20	148,474
Baa3	135	6.125%, 02/01/11	135,517
Baa3	250	7.600%, 05/15/14	288,347
Baa3	95	9.400%, 05/15/39	137,886
		ICI Wilmington, Inc., Gtd. Notes,
Baa1	75	5.625%, 12/01/13	81,890
		Potash Corp. of Saskatchewan, Inc. (Canada), Sr. Unsec’d. Notes,
Baa1	60	6.500%, 05/15/19	69,217
		PPG Industries, Inc., Sr. Unsec’d. Notes,
Baa1	35	5.500%, 11/15/40	34,343
		Union Carbide Corp., Sr. Unsec’d. Notes,
Baa3	100	7.500%, 06/01/25	103,717

			999,391
Consumer 0.4%
		Avon Products, Inc., Sr. Unsec’d. Notes,
A2	300	5.750%, 03/01/18	336,674
		Fortune Brands, Inc., Sr. Unsec’d. Notes,
Baa3	550	6.375%, 06/15/14	596,071
		Newell Rubbermaid, Inc., Sr. Unsec’d. Notes,
Baa3	300	6.250%, 04/15/18	329,403
		Whirlpool Corp., Sr. Unsec’d. Notes,
Baa3	195	6.125%, 06/15/11	199,447

			1,461,595
Electric 1.0%
		Arizona Public Service Co., Sr. Unsec’d. Notes,
Baa2	35	6.250%, 08/01/16	39,118
		Baltimore Gas & Electric Co., Sr. Unsec’d. Notes,
Baa2	115	6.350%, 10/01/36	124,181

		CenterPoint Energy Houston Electric LLC, Gen. Ref. Mtge., Ser. K2,
A3	120	6.950%, 03/15/33	141,258
		Constellation Energy Group, Inc., Sr. Unsec’d. Notes,
Baa3	40	5.150%, 12/01/20	39,380
		Consumers Energy Co., First Mtge. Bonds, Ser. D,
A3	65	5.375%, 04/15/13	70,169
		Duke Energy Carolinas LLC,
A1	55	6.050%, 04/15/38	61,500
		E.ON International Finance BV (Netherlands), 144A,
A2	170	6.650%, 04/30/38	201,500
		El Paso Electric Co., Sr. Unsec’d. Notes,
Baa2	135	6.000%, 05/15/35	133,270
		ENEL Finance International SA (Luxembourg), Gtd. Notes, 144A,
A2	210	6.000%, 10/07/39	188,371
		Exelon Corp., Sr. Unsec’d. Notes,
Baa1	30	4.900%, 06/15/15	31,993
		Exelon Generation Co. LLC, Sr. Unsec’d. Notes,
A3	250	6.250%, 10/01/39	251,604
		Florida Power & Light Co., First Mtge. Bonds,
Aa3	60	5.950%, 10/01/33	65,524
		Georgia Power Co., Sr. Unsec’d. Notes, Ser. B,
A3	170	5.700%, 06/01/17	191,986
		Iberdrola International BV (Netherlands), Gtd. Notes,
A3	30	6.750%, 09/15/33	30,876
		Indiana Michigan Power Co., Sr. Unsec’d. Notes, Ser. INDF,
Baa2	90	5.050%, 11/15/14	96,571
		Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A,
A1	265	6.250%, 06/17/14	290,824
		Midamerican Energy Holdings Co., Sr. Unsec’d. Notes,
Baa1	75	5.750%, 04/01/18	84,514
Baa1	115	5.950%, 05/15/37	121,305
		National Rural Utilities Cooperative Finance Corp., Sr. Unsec’d. Notes, Ser. C, MTN,
A2	15	7.250%, 03/01/12	16,080
		Nevada Power Co., Genl. Ref. Mtge., Ser. O,
Baa3	280	6.500%, 05/15/18	322,253
		Niagara Mohawk Power Corp., Sr. Unsec’d. Notes, 144A,
A3	100	4.881%, 08/15/19	106,188
		NiSource Finance Corp., Gtd. Notes,
Baa3	55	5.250%, 09/15/17	57,777
Baa3	70	5.450%, 09/15/20	72,135

		NSTAR Electric Co.,
		Sr. Unsec’d. Notes,
A1	110	4.875%, 04/15/14	119,817
		Sr. Unsec’d. Notes,
A2	90	4.500%, 11/15/19	93,305
		Oncor Electric Delivery Co., Sr. Sec’d. Notes,
Baa1	120	7.000%, 09/01/22	140,961
		Public Service Co. of New Mexico, Sr. Unsec’d. Notes,
Baa3	55	7.950%, 05/15/18	61,812
		Public Service Electric & Gas Co., Sec’d. Notes, MTN,
A2	125	5.800%, 05/01/37	134,719
		Xcel Energy, Inc., Sr. Unsec’d. Notes,
Baa1	36	5.613%, 04/01/17	39,066
Baa1	95	6.500%, 07/01/36	106,100

			3,434,157
Energy — Integrated 0.3%
		BP Capital Markets PLC (United Kingdom), Gtd. Notes,
A2	145	4.500%, 10/01/20	144,650
A2	145	5.250%, 11/07/13	157,037
		Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes, Ser. WI, 144A,
Baa2	150	6.750%, 11/15/39	174,749
		Hess Corp., Sr. Unsec’d. Notes,
Baa2	65	6.000%, 01/15/40	68,131
		TNK-BP Finance SA (Luxembourg), Gtd. Notes, 144A,
Baa2	295	7.500%, 07/18/16	327,081
		Western Oil Sands, Inc. (Canada), Gtd. Notes,
Baa1	55	8.375%, 05/01/12	59,841

			931,489
Energy — Other 0.2%
		Anadarko Petroleum Corp.,
Ba1	50	6.200%, 03/15/40	48,809
		Anadarko Petroleum Corp., Sr. Unsec’d. Notes,
Ba1	30	6.375%, 09/15/17	32,679
Ba1	25	8.700%, 03/15/19	30,530
		Apache Corp., Sr. Unsec’d. Notes,
A3	65	5.100%, 09/01/40	63,156
		Devon Financing Corp. ULC (Canada), Gtd. Notes,
Baa1	71	7.875%, 09/30/31	93,609
		Nexen, Inc. (Canada), Sr. Unsec’d. Notes,
Baa3	25	6.400%, 05/15/37	24,222
		Weatherford International Ltd. Bermuda (Bermuda), Gtd. Notes,
Baa2	115	5.125%, 09/15/20	114,429

		Woodside Finance Ltd. (Australia), Gtd. Notes, 144A,
Baa1	265	5.000%, 11/15/13	284,734

			692,168
Foods 0.4%
		Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes, 144A,
Baa2	235	8.000%, 11/15/39	313,972
		Bunge Ltd., Gtd. Notes,
Baa2	215	5.350%, 04/15/14	225,990
		Bunge Ltd. Finance Corp., Gtd. Notes,
Baa2	145	8.500%, 06/15/19	170,016
		Cargill, Inc., Sr. Unsec’d. Notes, 144A,
A2	150	6.000%, 11/27/17 (original cost $149,288; purchased date 11/19/07)(c)(g)	169,735
		H.J. Heinz Finance Co., Gtd. Notes, 144A,
Baa2	70	7.125%, 08/01/39	82,314
		Kraft Foods, Inc., Sr. Unsec’d. Notes,
Baa2	270	6.500%, 02/09/40	302,570
		Kroger Co. (The), Gtd. Notes,
Baa2	35	6.800%, 04/01/11	35,513
		Tyson Foods, Inc., Gtd. Notes,
Ba2	150	7.350%, 04/01/16	164,531
		Yum! Brands, Inc., Sr. Unsec’d. Notes,
Baa3	35	8.875%, 04/15/11	35,775

			1,500,416
Foreign Agency 0.1%
		Delhaize Group SA (Belgium), Gtd. Notes, 144A,
Baa3	141	5.700%, 10/01/40	134,216
		Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes,
A1	100	5.125%, 06/29/20	102,967

			237,183
Healthcare & Pharmaceutical 0.4%
		AmerisourceBergen Corp., Gtd. Notes,
Baa3	200	5.625%, 09/15/12	213,632
		AstraZeneca PLC (United Kingdom), Sr. Unsec’d. Notes,
A1	110	6.450%, 09/15/37	130,593
		Becton Dickinson And Co., Sr. Unsec’d. Notes,
A2	70	5.000%, 11/12/40	68,928
		Cardinal Health, Inc., Sr. Unsec’d. Notes,
Baa3	110	5.500%, 06/15/13	119,153
		GlaxoSmithKline Capital, Inc.,
A1	220	6.375%, 05/15/38	260,019
		Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes,
Baa2	250	5.625%, 12/15/15	274,029

		Merck & Co., Inc., Sr. Unsec’d. Notes,
Aa3	30	5.750%, 11/15/36	33,011
Aa3	30	5.950%, 12/01/28	34,317
Aa3	30	6.550%, 09/15/37	36,549
		Watson Pharmaceuticals, Inc., Sr. Unsec’d. Notes,
Baa3	75	6.125%, 08/15/19	83,050
		Wyeth, Gtd. Notes,
A1	35	5.500%, 02/01/14	38,910
A1	10	6.450%, 02/01/24	11,780

			1,303,971
Healthcare Insurance 0.4%
		Aetna, Inc., Sr. Unsec’d. Notes,
Baa1	80	5.750%, 06/15/11	81,772
Baa1	110	6.625%, 06/15/36	120,909
		Cigna Corp., Sr. Unsec’d. Notes,
Baa2	140	6.150%, 11/15/36	144,624
		Coventry Health Care, Inc., Sr. Unsec’d. Notes,
Ba1	540	6.125%, 01/15/15	562,292
		UnitedHealth Group, Inc., Sr. Unsec’d. Notes,
Baa1	60	6.000%, 06/15/17	66,913
Baa1	100	6.500%, 06/15/37	110,416
Baa1	80	6.625%, 11/15/37	89,748
		WellPoint, Inc., Sr. Unsec’d. Notes,
Baa1	170	5.000%, 12/15/14	184,441

			1,361,115
Insurance 0.9%
		Allied World Assurance Co. Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes,
Baa1	80	5.500%, 11/15/20	76,869
		American International Group, Inc., Sr. Unsec’d. Notes,
A3	130	4.250%, 05/15/13	134,530
A3	100	6.400%, 12/15/20	104,921
		AXA SA (France), Sub. Notes,
A3	35	8.600%, 12/15/30	39,218
		Axis Specialty Finance LLC, Gtd. Notes,
Baa1	160	5.875%, 06/01/20	159,749
		Berkshire Hathaway Finance Corp., Gtd. Notes,
Aa2	135	5.750%, 01/15/40	141,868
		Chubb Corp., Jr. Sub. Notes,
A3	210	6.375%, 03/29/67(d)	218,925
		Hartford Financial Services Group, Inc., Sr. Unsec’d. Notes, MTN,
Baa3	90	6.000%, 01/15/19	93,795
		Liberty Mutual Group, Inc., Bonds, 144A,
Baa2	180	7.000%, 03/15/34	170,148
		Lincoln National Corp., Jr. Sub. Notes,
Ba1	40	6.050%, 04/20/67(d)	36,900

		Sr. Unsec’d. Notes,
Baa2	110	6.300%, 10/09/37	110,697
Baa2	90	7.000%, 06/15/40	97,873
Baa2	70	8.750%, 07/01/19	87,559
		MetLife, Inc., Sr. Unsec’d. Notes,
A3	190	5.875%, 02/06/41	200,322
A3	70	6.125%, 12/01/11	73,417
A3	15	6.375%, 06/15/34	16,375
A3	50	6.750%, 06/01/16	57,998
		New York Life Insurance Co., Sub. Notes, 144A,
Aa2	110	6.750%, 11/15/39	129,701
		Northwestern Mutual Life Insurance, Notes, 144A,
Aa2	60	6.063%, 03/30/40	66,273
		Ohio National Financial Services, Inc., Sr. Notes, 144A,
Baa1	150	6.350%, 04/01/13	160,629
Baa1	105	6.375%, 04/30/20	109,288
		Pacific Life Insurance Co., Sub. Notes, 144A,
A3	150	9.250%, 06/15/39 (original cost $149,928; purchased date 06/16/09)(g)	194,930
		Progressive Corp. (The), Jr. Sub. Notes,
A2	110	6.700%, 06/15/37(d)	113,025
		St. Paul Travelers Cos., Inc., Sr. Unsec’d. Notes,
A2	140	6.750%, 06/20/36	163,717
		Teachers Insurance & Annuity Association of America, Sub. Notes, 144A,
Aa2	240	6.850%, 12/16/39	280,801
		Unum Group, Sr. Unsec’d. Notes,
Baa3	50	5.625%, 09/15/20	50,188
		W.R. Berkley Corp., Sr. Unsec’d. Notes,
Baa2	110	5.600%, 05/15/15	115,934
		W.R. Berkley Corp., Sr. Unsub. Notes,
Baa2	90	6.150%, 08/15/19	91,799
		XL Group PLC (Ireland), Sr. Unsec’d. Notes,
Baa2	15	5.250%, 09/15/14	15,456

			3,312,905
Lodging 0.2%
		Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes,
Ba1	300	6.250%, 02/15/13(b)	321,000
Ba1	500	6.750%, 05/15/18	547,500

			868,500
Media & Entertainment 0.3%
		NBC Universal, Inc., Sr. Unsec’d. Notes, 144A,
Baa2	135	4.375%, 04/01/21	131,032
		News America, Inc., Gtd. Notes,
Baa1	110	6.150%, 03/01/37	114,684
Baa1	125	7.625%, 11/30/28	145,667

		Time Warner, Inc., Gtd. Notes,
Baa2	40	4.700%, 01/15/21	40,727
Baa2	55	4.875%, 03/15/20	57,280
Baa2	160	7.250%, 10/15/17	190,979
Baa2	20	7.625%, 04/15/31	24,314
Baa2	100	9.150%, 02/01/23	131,225
		Viacom, Inc., Sr. Unsec’d. Notes,
Baa1	105	6.750%, 10/05/37	118,755

			954,663
Metals 0.4%
		Arcelormittal (Luxembourg), Sr. Unsec’d. Notes,
Baa3	190	3.750%, 08/05/15	191,582
		ArcelorMittal (Netherlands), Sr. Unsec’d. Notes,
Baa3	385	5.375%, 06/01/13	409,237
		Newmont Mining Corp., Gtd. Notes,
Baa1	145	6.250%, 10/01/39	157,659
		Rio Trinto Alcan, Inc. (Canada), Sr. Unsec’d. Notes,
BBB+(e)	70	4.500%, 05/15/13	74,980
BBB+(e)	115	5.000%, 06/01/15	125,259
		Southern Copper Corp., Sr. Unsec’d. Notes,
Baa2	95	7.500%, 07/27/35	105,431
		Teck Resources Ltd. (Canada), Gtd. Notes,
Baa2	65	3.850%, 08/15/17	65,935
		United States Steel Corp., Sr. Unsec’d. Notes,
Ba2	250	5.650%, 06/01/13	258,750
		Vale Overseas Ltd. (Cayman Islands), Gtd. Notes,
Baa2	120	6.875%, 11/10/39	132,592
		Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A,
Baa2	70	5.500%, 11/16/11	72,656

			1,594,081
Non Captive Finance 0.6%
		General Electric Capital Corp., Sr. Unsec’d. Notes, Ser. A, MTN,
Aa2	90	6.125%, 02/22/11	90,659
		General Electric Capital Corp., Sr. Unsec’d. Notes, Ser. G, MTN,
Aa2	600	6.000%, 08/07/19(h)	667,555
Aa2	170	6.875%, 01/10/39	196,462
		International Lease Finance Corp., Sr. Unsec’d. Notes,
B1	400	6.375%, 03/25/13	410,000
		SLM Corp., Sr. Unsec’d. Notes, MTN,
Ba1	130	8.000%, 03/25/20	131,807
Ba1	480	8.450%, 06/15/18	498,894

			1,995,377
Packaging
		Sealed Air Corp., Sr. Unsec’d. Notes, 144A,
Baa3	75	6.875%, 07/15/33	70,323

Paper 0.1%

		Georgia-Pacific LLC, Gtd. Notes, 144A,
Ba2	65	5.400%, 11/01/20 (original cost $64,618; purchased date 10/27/10)(g)	64,264
		International Paper Co., Sr. Unsec’d. Notes,
Baa3	175	7.300%, 11/15/39	199,403
Baa3	85	7.500%, 08/15/21	100,399

			364,066
Pipelines & Other 0.2%
		CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes,
Baa3	90	6.250%, 02/01/37	94,149
		Sempra Energy, Sr. Unsec’d. Notes,
Baa1	15	6.000%, 02/01/13	16,261
		Spectra Energy Capital LLC,
Baa2	500	6.200%, 04/15/18	555,332
		Sr. Unsec’d. Notes,
Baa2	45	6.250%, 02/15/13	48,803

			714,545
Railroads 0.1%
		Burlington Northern Santa Fe Corp., Sr. Unsec’d. Notes,
A3	135	6.700%, 08/01/28	151,138
		CSX Corp., Sr. Unsec’d. Notes,
Baa3	170	6.150%, 05/01/37	182,778
		Norfolk Southern Corp., Sr. Unsec’d. Notes,
Baa1	105	5.590%, 05/17/25	108,481
Baa1	4	7.800%, 05/15/27	5,158

			447,555
Real Estate Investment Trusts 0.3%
		Brandywine Operating Partnership, Gtd. Notes,
Baa3	74	5.750%, 04/01/12	76,627
		Mack-Cali Realty Corp., Sr. Unsec’d. Notes,
Baa2	115	7.750%, 08/15/19(b)	133,832
		Post Apartment Homes LP, Sr. Unsec’d. Notes,
Baa3	90	5.450%, 06/01/12	93,024
Baa3	135	6.300%, 06/01/13	145,100
		ProLogis, Sr. Unsec’d. Notes,
Baa2	11	6.875%, 03/15/20	11,679
		Simon Property Group LP, Sr. Unsec’d. Notes,
A3	500	6.125%, 05/30/18(b)	561,973

			1,022,235
Retailers 0.2%
		CVS Caremark Corp., Sr. Unsec’d. Notes,
Baa2	200	6.125%, 09/15/39	213,692
		Federated Retail Holdings, Inc., Gtd. Notes,
Ba1	45	5.350%, 03/15/12	46,462
		Home Depot, Inc. (The), Sr. Unsec’d. Notes,
Baa1	80	5.875%, 12/16/36	83,212
		Kohl’s Corp., Sr. Unsec’d. Notes,
Baa1	170	6.875%, 12/15/37	196,031

		Lowe’s Cos., Inc., Sr. Unsec’d. Notes,
A1	60	6.500%, 03/15/29	67,400

			606,797
Technology 0.3%
		Arrow Electronics, Inc., Sr. Unsec’d. Notes,
Baa3	60	3.375%, 11/01/15	58,164
		Electronic Data Systems LLC, Sr. Unsec’d. Notes,
A2	10	7.450%, 10/15/29	12,845
		Fiserv, Inc., Gtd. Notes,
Baa2	220	6.125%, 11/20/12	237,925
		Intuit, Inc., Sr. Unsec’d. Notes,
Baa1	125	5.400%, 03/15/12	130,903
		Xerox Corp., Sr. Unsec’d. Notes,
Baa2	445	4.250%, 02/15/15	465,632

			905,469
Telecommunications 0.5%
		America Movil SAB de CV (Mexico), Gtd. Notes,
A2	100	6.125%, 03/30/40	106,048
		AT&T, Inc., Sr. Unsec’d. Notes, 144A,
A2	188	5.350%, 09/01/40	176,808
		Deutsche Telekom International Finance BV (Netherlands), Gtd. Notes,
Baa1	60	8.750%, 06/15/30	80,637
		Embarq Corp., Sr. Unsec’d. Notes,
Baa3	80	7.082%, 06/01/16 (original cost $79,995; purchased date 05/12/06)(c)(g)	88,472
Baa3	200	7.995%, 06/01/36 (original cost $199,986; purchased date 05/12/06)(c)(g)	218,376
		France Telecom SA (France), Sr. Unsec’d. Notes,
A3	75	8.500%, 03/01/31	101,957
		Qwest Corp., Sr. Unsec’d. Notes,
Baa3	400	8.875%, 03/15/12	432,500
		Telecom Italia Capital SA (Luxembourg), Gtd. Notes,
Baa2	90	5.250%, 11/15/13	93,762
Baa2	290	7.175%, 06/18/19	310,281
		Telefonos de Mexico SAB de CV (Mexico), Sr. Unsec’d. Notes,
A3	40	5.500%, 11/15/19	42,227
		TELUS Corp. (Canada), Sr. Unsec’d. Notes,
Baa1	98	8.000%, 06/01/11	100,673
		U.S. Cellular Corp., Sr. Unsec’d. Notes,
Baa2	50	6.700%, 12/15/33	48,568

			1,800,309
Tobacco 0.3%
		Altria Group, Inc., Gtd. Notes,
Baa1	235	9.700%, 11/10/18	310,018
Baa1	160	10.200%, 02/06/39	231,246

		Lorillard Tobacco Co., Gtd. Notes,
Baa2	75	8.125%, 06/23/19	83,455
		Reynolds American, Inc., Gtd. Notes,
Baa3	220	6.750%, 06/15/17	245,898
Baa3	35	7.250%, 06/15/37	36,390

			907,007

		TOTAL CORPORATE BONDS (cost $35,757,107)	37,880,310

ASSET BACKED SECURITIES 0.6%
Non-Residential Mortgage Asset-Backed Security 0.1%
		Citibank Credit Card Issuance Trust, Ser. 2006-C1, Class C1,
Baa2	300	0.661%, 02/20/15(d)	291,312

Residential Mortgage Backed Securities 0.5%
		Amortizing Residential Collateral Trust, Ser. 2002-BC7, Class M2,
CC(e)	21	1.611%, 10/25/32(d)	1,508
		CDC Mortgage Capital Trust, Ser. 2002-HE3, Class M1,
Baa2	94	1.911%, 03/25/33(d)	70,194
		Countrywide Asset-Backed Certificates, Ser. 2004-1, Class M1,
Aa1	520	0.761%, 03/25/34(d)	423,340
		Credit-Based Asset Servicing and Securitization LLC, Ser. 2005-CB6, Class A3,
B3	72	5.120%, 07/25/35	65,254
		Equity One ABS, Inc., Ser. 2004-3, Class M1,
Aa2	160	5.700%, 07/25/34	136,177
		First Franklin Mortgage Loan Asset Backed Certs., Ser. 2005-FFH1, Class M2,
C	300	0.781%, 06/25/36(d)	67,942
		HFC Home Equity Loan Asset Backed Certs., Ser. 2005-2, Class M2,
Aa1	76	0.751%, 01/20/35(d)	68,990
		Morgan Stanley ABS Capital I, Ser. 2004-NC1, Class M1,
Aa2	505	1.311%, 12/25/33(d)	422,642
		Morgan Stanley Dean Witter Capital I, Ser. 2002-NC4, Class M1,
A2	147	1.536%, 09/25/32(d)	127,066
		Ser. 2002-HE1, Class M1,
B3	177	1.161%, 07/25/32(d)	129,601
		Residential Asset Securities Corp., Ser. 2004-KS2, Class MI1,
A1	35	4.710%, 03/25/34(d)	19,204
		Securitized Asset Backed Receivables LLC Trust, Ser. 2006-FR3, Class A3,
Ca	300	0.511%, 05/25/36(d)	117,797

		Ser. 2004-OP1, Class M1,
Aa2	252	1.026%, 02/25/34(d)	215,725

			1,865,440

		TOTAL ASSET BACKED SECURITIES (cost $2,693,540)	2,156,752

COLLATERALIZED MORTGAGE OBLIGATIONS 0.5%
		Banc of America Alternative Loan Trust, Ser. 2005-12, Class 3CB1,
Caa2	569	6.000%, 01/25/36	422,413
		Banc of America Mortgage Securities, Inc., Ser. 2005-A, Class 2A1,
B2	113	3.180%, 02/25/35(d)	99,172
		Ser. 2005-B, Class 2A1,
Caa1	113	3.039%, 03/25/35(d)	96,882
		Chase Mortgage Finance Corp., Ser. 2007-A1, Class 1A5,
Baa1	403	3.051%, 02/25/37(d)	393,896
		Countrywide Alternative Loan Trust, Ser. 2004-18CB, Class 3A1,
A1	168	5.250%, 09/25/19	170,882
		JPMorgan Mortgage Trust, Ser. 2007-A1, Class 4A1,
B1	267	2.978%, 07/25/35(d)	243,041
		Master Alternative Loans Trust, Ser. 2003-8, Class 4A1,
AAA(e)	14	7.000%, 12/25/33	13,589
		Ser. 2004-4, Class 4A1,
Aaa	204	5.000%, 04/25/19	206,126
		Structured Adjustable Rate Mortgage Loan Trust, Ser. 2004-1, Class 4A3,
A1	151	2.770%, 02/25/34(d)	142,897
		Washington Mutual Alternative Mortgage Pass- Through Certs.,
		Ser. 2005-1, Class 3A,
A+(e)	89	5.000%, 03/25/20	78,285

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $2,092,377)	1,867,183

COMMERCIAL MORTGAGE BACKED SECURITIES 4.1%

		Banc of America Commercial Mortgage, Inc., Ser. 2004-1, Class XP, I/O,
AAA(e)	1,289	0.764%, 11/10/39(d)	1,633
		Ser. 2004-2, Class A3,
Aaa	40	4.050%, 11/10/38	41,076
		Ser. 2004-2, Class A4,
Aaa	560	4.153%, 11/10/38	574,538
		Ser. 2006-4, Class A3A,
Aaa	500	5.600%, 07/10/46	524,888
		Ser. 2007-1, Class A2,
Aaa	200	5.381%, 01/15/49	203,926
		Bear Stearns Commercial Mortgage Securities, Ser. 2001-TOP4, Class E, 144A,
A2	430	6.470%, 11/15/33(d)	433,443
		Ser. 2004-T16, Class X2, I/O,
AAA(e)	2,819	0.707%, 02/13/46(d)	36,186
		Ser. 2006-BBA7, Class A1, 144A,
Aaa	127	0.370%, 03/15/19(d)	124,496
		Citigroup Commercial Mortgage Trust, Ser. 2006-C5, Class ASB,
Aaa	740	5.413%, 10/15/49	788,049
		Commercial Mortgage Acceptance Corp., Ser. 1998-C2, Class X,
AAA(e)	795	1.762%, 09/15/30(d)	37,395
		Commercial Mortgage Pass-Through Certs., Ser. 2004-LB2A, Class X2, 144A,
AAA(e)	1,310	0.857%, 03/10/39(d)	1,881
		Credit Suisse First Boston Mortgage Securities Corp.,
		Ser. 2004-C4, Class A4,
Aaa	300	4.283%, 10/15/39	301,586
		Ser. 2005-C5, Class A4,
AAA(e)	1,200	5.100%, 08/15/38	1,282,660
		Ser. 2005-C6, Class A4,
Aaa	750	5.230%, 12/15/40(d)	806,695
		Credit Suisse Mortgage Capital Certificates, Ser. 2006-C1, Class A4,
AAA(e)	800	5.539%, 02/15/39(d)	860,850
		Ser. 2006-C5, Class A2,
Aaa	659	5.246%, 12/15/39	670,631
		CWCapital Cobalt Ltd., Ser. 2007-C3, Class A3,
AAA(e)	500	5.818%, 05/15/46(d)	533,917
		GE Capital Commercial Mortgage Corp., Ser. 2004-C2, Class X2, 144A,
Aaa	2,627	0.587%, 03/10/40(d)	4,213
		GMAC Commercial Mortgage Securities, Inc., Ser. 2005-C1, Class A5,
AAA(e)	645	4.697%, 05/10/43	679,008

		Greenwich Capital Commercial Funding Corp., Ser. 2007-GG9, Class A2,
Aaa	482	5.381%, 03/10/39	495,211
		JPMorgan Chase Commercial Mortgage Securities Corp.,
		Ser. 2005-CB12, Class A4,
Aaa	500	4.895%, 09/12/37	529,560
		Ser. 2006-CB16, Class ASB,
Aaa	700	5.523%, 05/12/45	746,823
		Ser. 2006-LDP6, Class X2, I/O,
Aaa	20,407	0.057%, 04/15/43(d)	46,924
		LB-UBS Commercial Mortgage Trust, Ser. 2005-C3, Class A3,
Aaa	500	4.647%, 07/15/30	508,407
		Merrill Lynch Mortgage Trust, Ser. 2004-KEY2, Class A3,
Aaa	400	4.615%, 08/12/39	414,897
		Merrill Lynch/Countrywide Commercial Mortgage Trust,
		Ser. 2006-2, Class A4,
Aaa	480	5.907%, 06/12/46	525,264
		Ser. 2007-7, Class ASB,
Aaa	1,500	5.745%, 06/12/50(d)	1,573,026
		Morgan Stanley Capital I,
		Ser. 2007-HQ11, Class AAB,
Aaa	1,000	5.444%, 02/12/44	1,048,744
		Ser. 2007-T27, Class AAB,
AAA(e)	260	5.648%, 06/11/42(d)	277,645
		Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C25, Class A4,
Aaa	150	5.737%, 05/15/43(d)	160,884

		TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (cost $13,449,928)	14,234,456

FOREIGN AGENCIES 0.5%
		Commonwealth Bank of Australia (Australia), 144A,
Aaa	1,220	2.700%, 11/25/14	1,258,958
		RSHB Capital SA For OJSC Russian Agricultural Bank (Luxembourg), Sr. Sec’d. Notes, 144A,
Baa1	460	6.299%, 05/15/17	462,300

		TOTAL FOREIGN AGENCIES (cost $1,679,146)	1,721,258

MORTGAGE BACKED SECURITIES 11.7%

		Federal Home Loan Mortgage Corp.,
	1,500	4.500%, TBA 30 YR	1,532,813
	1,163	5.000%, 07/01/18 - 05/01/34	1,237,337
	500	5.000%, TBA 15 YR	527,969
	1,500	5.000%, TBA 30 YR	1,573,125
	294	5.195%, 12/01/35(d)	313,633
	1,790	5.500%, 12/01/33 - 10/01/37	1,916,392
	1,500	5.500%, TBA 30 YR	1,598,438
	358	6.000%, 01/01/34	394,877
	110	7.000%, 10/01/31 - 05/01/32	125,285
		Federal National Mortgage Association,
	500	3.500%, TBA 15 YR(i)	503,438
	1,000	4.000%, TBA 30 YR	994,688
	1,086	4.500%, 07/01/19 - 03/01/34	1,133,422
	2,000	4.500%, TBA 30 YR(i)	2,052,812
	1,551	5.000%, 10/01/18 - 02/01/36	1,639,827
	3,500	5.000%, TBA 30 YR(i)	3,679,375
	5,167	5.500%, 12/01/16 - 07/01/34	5,566,312
	475	5.659%, 07/01/37(d)	504,052
	2,933	6.000%, 09/01/17 - 08/01/38	3,224,376
	1,000	6.000%, TBA 30 YR	1,086,875
	3,003	6.500%, 05/01/13 - 10/01/37	3,364,028
	68	7.000%, 06/01/32	76,944
	5	7.500%, 09/01/30	6,124
	12	8.000%, 12/01/23	13,853
	10	8.500%, 02/01/28	12,138
		Government National Mortgage Association,
	2,000	4.000%, TBA 30 YR(i)	2,010,168
	1,750	4.500%, TBA 30 YR(i)	1,816,719
	500	5.000%, TBA 30 YR(i)	531,487
	2,513	5.500%, 07/15/33 - 02/15/36	2,734,161
	483	6.500%, 09/15/23 - 08/15/32	548,149
	103	7.000%, 06/15/24 - 05/15/31	116,703
	9	7.500%, 04/15/29 - 05/15/31	10,325
	96	8.000%, 08/15/22 - 06/15/25	111,980

		TOTAL MORTGAGE BACKED SECURITIES (cost $39,279,169)	40,957,825

MUNICIPAL BONDS 0.5%
		Bay Area Toll Auth. Toll Brdg. Rev., Build America Bonds,
Aa3	220	6.263%, 04/01/49	224,292
		Chicago O’Hare Int’l. Arpt., Build America Bonds,
A1	160	6.395%, 01/01/40	155,586
		Metropolitan Government of Nashville & Davidson County Convention Center Auth., Taxable Sub. B, Direct Pay, Build America Bonds,
Aa2	160	6.731%, 07/01/43	159,616

		New Jersey State Tpk. Auth. Rev.,Tax. Issuer Subs., Ser. F, Build America Bonds,
A3	165	7.414%, 01/01/40	182,025
		New York City Trans. Fin. Auth.,Tax. Future, Tax. Secd. Sub., Ser. C-2, Build America Bonds,
Aa1	190	5.767%, 08/01/36	191,480
		Ohio State University Gen. Rcpts., Build America Bonds,
Aa1	65	4.910%, 06/01/40	59,209
		Ohio State Water Development Auth. Wtr. Poll. Ctl. Rev., Taxable Ld Fd. B-2 Wtr. Quality, Build America Bonds,
Aaa	45	4.879%, 12/01/34	42,820
		Oregon State Dept. of Trans. Hwy. User Tax Rev., Taxable Sub. Lien., Ser. A, Build America Bonds,
Aa2	70	5.834%, 11/15/34	71,764
		Pennsylvania State Turnpike Commission Rev., Ser. B, Build America Bonds,
Aa3	80	5.511%, 12/01/45	72,431
		State of California, GO, Build America Bonds,
A1	210	7.300%, 10/01/39(b)	213,013
		State of California, GO, Tax. Var. Purp., Build America Bonds,
A1	90	7.500%, 04/01/34(b)	93,115
A1	40	7.550%, 04/01/39	41,624
		Texas State Trans. Commission Rev., Taxable First Tier, Ser. B, Build America Bonds,
Aaa	50	5.028%, 04/01/26	49,305

		TOTAL MUNICIPAL BONDS (cost $1,570,994)	1,556,280

SOVEREIGN BONDS
		Qatar Government International Bond (Qatar), Sr. Unsec’d. Notes, 144A,
		6.400%, 01/20/40
Aa2	125	(cost $124,731)	135,625

U.S. GOVERNMENT AGENCY OBLIGATIONS 0.2%
		Federal Home Loan Banks,
	135	5.500%, 07/15/36	148,706
		Resolution Funding Corp. Interest Strip,
	330	3.530%, 04/15/18(j)	261,668
		Tennessee Valley Authority,
	280	4.500%, 04/01/18	303,512

		TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $680,032)	713,886

U.S. GOVERNMENT TREASURY SECURITIES 3.1%
	U.S. Treasury Bonds,
1,070	3.875%, 08/15/40	985,571
	U.S. Treasury Notes,
60	0.625%, 12/31/12	60,033
405	1.375%, 11/30/15(b)	393,578
620	2.125%, 12/31/15	623,293
175	2.625%, 11/15/20(b)	165,074
	U.S. Treasury Strip Coupon,
3,665	4.200%, 05/15/24(k)	2,101,639
2,935	4.230%, 11/15/24(k)	1,634,343
1,880	4.240%, 08/15/24(k)	1,061,653
500	4.250%, 02/15/25(k)	274,587
1,500	4.810%, 05/15/22(k)	964,620
885	5.330%, 11/15/23(k)	521,959
1,600	5.830%, 05/15/25(k)	865,133
790	6.270%, 08/15/26(b)(k)	396,216
	U.S. Treasury Strip Principal,
190	4.090%, 08/15/23(j)	114,495
825	5.000%, 02/15/23(j)	510,677

	TOTAL U.S. GOVERNMENT TREASURY SECURITIES (cost $10,386,495)	10,672,871

	TOTAL LONG-TERM INVESTMENTS (cost $280,034,410)	328,018,763

SHORT-TERM INVESTMENTS 12.6%
U.S. GOVERNMENT TREASURY SECURITIES 0.2%
	U.S. Treasury Bills
500	0.180%, 06/16/11(l)	499,608
70	0.190%, 03/17/11(l)	69,984

	TOTAL U.S. GOVERNMENT TREASURY SECURITIES (cost $569,557)	569,592

Shares

AFFILIATED MUTUAL FUNDS 12.4%
2,314,036	Prudential Investment Portfolios 2 — Prudential Core Short- Term Bond Fund(m) (cost $22,551,848)	20,803,181
22,574,090	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund(m)(n) (cost $22,574,090; includes $5,091,845 of cash collateral received for securities on loan)	22,574,090

	TOTAL AFFILIATED MUTUAL FUNDS (cost $45,125,938)	43,377,271

	TOTAL SHORT-TERM INVESTMENTS

(cost $45,695,495)		43,946,863

TOTAL INVESTMENTS, BEFORE SECURITY SOLD SHORT 106.4% (cost $325,729,905)		371,965,626

Principal Amount (000)#
SECURITY SOLD SHORT (0.5%)
MORTGAGE BACKED SECURITY
	Federal National Mortgage Association,
$1,500	5.500%, TBA 30 YR
	(proceeds received $1,605,234)	(1,604,766)

TOTAL INVESTMENTS, NET OF SECURITY SOLD SHORT(o) 105.9% (cost $324,124,671)(p)		370,360,860
Liabilities in excess of other assets(q) (5.9%)		(20,729,232)

NET ASSETS 100.0%		$ 349,631,628

The following abbreviations are used in the portfolio descriptions:

144A	-	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ABS	-	Asset Backed Security
GO	-	General Obligation
HFC	-	Housing Finance Corp.
LLC	-	Limited Liability Corp.
LP	-	Limited Partnership
MTN	-	Medium Term Note
NR	-	Not Rated
REIT	-	Real Estate Investment Trust
SA	-	Special Assessment
Strip	-	Separate trading of registered interest and principal securities.
TBA	-	To Be Announced

†	The ratings reflected are as of December 31, 2010. Ratings of certain bonds may have changed subsequent to that date.
#	Principal amount shown in U.S. dollars unless otherwise stated.
(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement is $4,999,257; cash collateral of $5,091,845 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	Indicates a security that has been deemed illiquid.
(d)	Variable rate instrument. The interest rate shown reflects the rate in effect at December 31, 2010.
(e)	Standard and Poor’s Rating.
(f)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.

(g)	Indicates a restricted security, the aggregate original cost of such securities is $1,069,039. The aggregate value of $1,203,847 is approximately 0.3% of net assets.
(h)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(i)	Principal amount of $10,250,000 represents a to-be announced (“TBA”) mortgage dollar roll.
(j)	Represents a zero coupon bond. Rate shown reflects the effective yield at December 31, 2010.
(k)	The rate shown is the effective yield at December 31, 2010.
(l)	Rate quoted represents yield-to-maturity as of purchase date.
(m)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2-Prudential Core Short-Term Bond Fund.
(n)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(o)	As of December 31, 2010, 1 security representing $937 and 0.0% of the net assets was fair valued in accordance with the policies adopted by the Board of Directors.
(p)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of December 31, 2010 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$329,193,734	$50,314,622	$(7,542,730)	$42,771,892

The differences between book basis and tax basis was attributable to deferred losses on wash sales and marking to market of unrealized appreciation on passive foreign investment companies.

(q)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on financial futures contracts and credit default swaps as follows:

Open futures contracts outstanding at December 31, 2010:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at December 31, 2010	Unrealized Appreciation (Depreciation)
	Long Positions:
6	EMINI MSCI EAFE	Mar. 2011	$495,358	$498,300	$2,942
42	2 Year U.S. Treasury Notes	Mar. 2011	9,208,914	9,194,062	(14,852)
177	5 Year U.S. Treasury Notes	Mar. 2011	21,077,197	20,836,219	(240,978)
16	S & P EMINI	Mar. 2011	978,995	1,002,400	23,405

					(229,483)

	Short Positions:
38	10 Year U.S. Treasury Notes	Mar. 2011	$4,697,463	$4,576,625	$120,838
34	U.S. Treasury Long Term Bonds	Mar. 2011	4,312,372	4,152,250	160,122
23	U.S. Ultra Bonds	Mar. 2011	2,980,690	2,923,156	57,534

					338,494

					$109,011

Credit default swap agreements outstanding at December 31, 2010:

Counterparty	Termination Date	Notional Amount (000)#(2)	Fixed Rate	Reference Entity/Obligation	Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation (Depreciation)
Credit default swaps on Corporate Issues - Buy Protections(1):
Barclays Bank PLC	09/20/12	$700	0.595%	Fortune Brands, Inc. 5.375%, due 01/15/16	$(1,653)	$—	$(1,653)
Deutsche Bank AG	03/20/14	300	7.050%	Starwood Hotels & Resorts Holdings, Inc. 7.875%, due 05/01/12	(59,918)	—	(59,918)
JPMorgan Chase Bank	06/20/14	240	0.650%	Bunge Ltd. Finance Corp. 5.350%, due 04/15/14	6,175	—	6,175
Merrill Lynch Capital Services, Inc.	09/20/16	150	1.730%	Tyson Foods, Inc. 7.350%, due 04/01/16	999	—	999
Merrill Lynch Capital Services, Inc.	06/20/18	500	1.130%	Spectra Energy Capital LLC 6.250%, due 02/15/13	(8,603)	—	(8,603)
Merrill Lynch Capital Services, Inc.	06/20/18	500	1.450%	Starwood Hotel & Resorts Worldwide, Inc. 6.750%, due 05/15/18	(1,662)	—	(1,662)
Merrill Lynch Capital Services, Inc.	06/20/18	300	3.050%	SLM Corp. 5.125%, due 08/27/12	12,735	—	12,735
Morgan Stanley Capital Services, Inc.	03/20/18	300	0.700%	Avon Products, Inc. 6.500%, due 03/01/19	209	—	209
Morgan Stanley Capital Services, Inc.	06/20/18	500	0.970%	Simon Property Group L.P. 5.250%, due 12/01/16	6,471	—	6,471
Morgan Stanley Capital Services, Inc.	06/20/18	300	1.000%	Newell Rubbermaid, Inc. zero, due 07/15/28	6,166	—	6,166

					$(39,081)	$—	$(39,081)

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a a buyer or credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

The following is a summary of the fair value of the derivative instruments utilized by the Fund as of December 31, 2010 categorized by risk exposure:

Derivative Fair Value at 12/31/2010
Credit contracts	$(39,081)
Equity contracts	26,440
Interest rate contracts	82,664

Total	$70,023

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities and mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2010 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$215,584,149	$377	$—
Exchange Traded Fund	157,221	—	—
Preferred Stocks	380,477	—	—
Warrant	93	—	—
Corporate Bonds	—	37,879,373	937
Asset Backed Securities	—	2,156,752	—
Collateralized Mortgage Obligations	—	1,867,183	—
Commercial Mortgage Backed Securities	—	14,234,456	—
Foreign Agencies	—	1,721,258	—
Mortgage Backed Securities	—	40,957,825	—
Municipal Bonds	—	1,556,280	—
Sovereign Bonds	—	135,625	—
U.S. Government Agency Obligations	—	713,886	—
U.S. Government Treasury Securities	—	11,242,463	—
Affiliated Mutual Funds	43,377,271	—	—
Security Sold Short	—	(1,604,766)
Other Financial Instruments*
Futures	109,011	—	—
Credit Default Swaps	—	(39,081)	—

Total	$259,608,222	$110,821,631	$937

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Notes to Schedules of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadviser to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by the Manager in consultation with the subadviser to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Municipal securities (including commitments to purchase such securities on a “when-issued” basis) are valued as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values.

Futures contracts thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

A Fund may purchase or sell securities that it is entitled to receive on a when-issued basis. A Fund may also purchase or sell securities on a delayed delivery basis or through a forward commitment. These transactions involve the purchase or sale of securities by a Fund at an established price with payment and delivery taking place in the future. When a Fund purchases securities in these transactions, the Fund segregates liquid securities in an amount equal to the amount of its purchase commitments.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Forward currency contracts are valued daily at current exchange rates.

Swaps are valued by “marking-to-market” the unrealized gains or losses daily.

Investments in open end, non exchange-traded mutual funds, (other than ETF’s, which are valued as exchange trade securities) are valued at the closing net asset value per share of each underlying fund as reported on each business day.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at fair value.

The Funds invest in the Prudential Core Taxable Money Market Fund (the “Portfolio”), pursuant to an exemptive order received from the Securities and Exchange Commission, a portfolio of the Prudential Investment Portfolios 2 registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Prudential Investment Portfolios, Inc.

By (Signature and Title)*	/S/ DEBORAH A. DOCS
Deborah A. Docs
Secretary of the Fund

Date February 17, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer

Date February 17, 2011

By (Signature and Title)*	/S/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date February 17, 2011

*	Print the name and title of each signing officer under his or her signature.